UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04391

Old Mutual Funds II
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1.                       Schedule of Investments.

Old Mutual Analytic U.S. Long/Short Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Shares/Face Amount (000)	Value (000)
Common Stock - 115.0%
Aerospace/Defense - 2.2%
General Dynamics (B)	35,434	$2,075
Total Aerospace/Defense		2,075
Airlines - 1.3%
Delta Airlines*	107,294	1,261
Total Airlines		1,261
Applications Software - 5.5%
Microsoft (B)	229,664	5,285
Total Applications Software		5,285
Auto-Cars/Light Trucks - 3.2%
Ford Motor* (B)	301,056	3,035
Total Auto-Cars/Light Trucks		3,035
Building & Construction Products-Miscellaneous - 0.9%
Owens Corning*	29,145	872
Total Building & Construction Products-Miscellaneous		872
Building-Residential/Commercial - 0.0%
NVR*	59	39
Total Building-Residential/Commercial		39
Cable/Satellite TV - 1.4%
DISH Network, Cl A	74,403	1,350
Total Cable/Satellite TV		1,350
Cellular Telecommunications - 1.5%
NII Holdings, Cl B*	45,377	1,476
Total Cellular Telecommunications		1,476
Chemicals-Diversified - 2.2%
Huntsman	249,615	2,164
Total Chemicals-Diversified		2,164
Coal - 0.4%
Massey Energy	13,307	364
Total Coal		364
Commercial Banks-Eastern US - 2.5%
M&T Bank (B)	28,051	2,383
Total Commercial Banks-Eastern US		2,383
Commercial Services-Finance - 0.2%
Lender Processing Services	1,968	62
Moody's	6,544	130
Total Commercial Services-Finance		192
Computer Services - 3.1%
Cognizant Technology Solutions, Cl A*	33,105	1,657
Computer Sciences	29,502	1,335
Total Computer Services		2,992
Computers - 7.7%
Dell*	140,141	1,690
International Business Machines (B)	46,518	5,744
Total Computers		7,434
Computers-Memory Devices - 2.4%
Seagate Technology*	174,377	2,274
Total Computers-Memory Devices		2,274
Cosmetics & Toiletries - 0.1%
Procter & Gamble	2,321	139
Total Cosmetics & Toiletries		139
Distribution/Wholesale - 0.2%
WESCO International*	4,740	160
Total Distribution/Wholesale		160
Diversified Banking Institution - 4.3%
Citigroup*	458,156	1,723
Goldman Sachs Group	18,415	2,417
Total Diversified Banking Institution		4,140
Diversified Manufacturing Operations - 0.1%
General Electric	9,518	137
Total Diversified Manufacturing Operations		137
Electric-Generation - 0.2%
AES*	18,614	172
Total Electric-Generation		172
Electric-Integrated - 2.6%
Allegheny Energy	1,828	38
Constellation Energy Group	13,989	451
DPL	29,526	706
Exelon	33,111	1,257
Total Electric-Integrated		2,452
Electronic Components-Miscellaneous - 2.4%
Jabil Circuit (B)	176,364	2,346
Total Electronic Components-Miscellaneous		2,346
Electronic Components-Semiconductors - 2.6%
Advanced Micro Devices*	88,145	645
Micron Technology*	214,474	1,821
Total Electronic Components-Semiconductors		2,466
Electronic Parts Distribution - 2.3%
Tech Data*	62,589	2,229
Total Electronic Parts Distribution		2,229
Food-Meat Products - 1.6%
Tyson Foods, Cl A	96,691	1,585
Total Food-Meat Products		1,585
Food-Miscellaneous/Diversified - 2.4%
Sara Lee	164,315	2,317
Total Food-Miscellaneous/Diversified		2,317
Food-Retail - 2.6%
SUPERVALU (B)	233,063	2,526
Total Food-Retail		2,526
Industrial Automation/Robot - 0.4%
Rockwell Automation	8,213	403
Total Industrial Automation/Robot		403
Industrial Gases - 0.1%
Airgas	987	61
Total Industrial Gases		61
Investment Management/Advisory Services - 0.3%
Federated Investors, Cl B	735	15
Franklin Resources	2,625	226
Total Investment Management/Advisory Services		241
Machinery-Construction & Mining - 0.2%
Joy Global	4,195	210
Total Machinery-Construction & Mining		210
Medical Instruments - 0.2%
Medtronic	4,646	169
Total Medical Instruments		169
Medical Products - 6.2%
Johnson & Johnson (B)	100,685	5,946
Total Medical Products		5,946
Medical-Biomedical/Genetic - 5.9%
Amgen* (B)	67,219	3,536
Biogen Idec*	31,318	1,486
Millipore*	5,817	620
Total Medical-Biomedical/Genetic		5,642
Medical-HMO - 0.3%
WellPoint*	5,496	269
Total Medical-HMO		269
Medical-Wholesale Drug Distributors - 8.3%
AmerisourceBergen (B)	11,291	358
Cardinal Health (B)	117,250	3,941
McKesson (B)	54,363	3,651
Total Medical-Wholesale Drug Distributors		7,950
Metal-Copper - 1.9%
Freeport-McMoRan Copper & Gold	31,008	1,833
Total Metal-Copper		1,833
Multimedia - 4.6%
Time Warner (B)	151,732	4,387
Total Multimedia		4,387
Non-Hazardous Waste Disposal - 1.0%
Waste Management	31,848	997
Total Non-Hazardous Waste Disposal		997
Oil Companies-Exploration & Production - 0.3%
Apache	3,344	282
Total Oil Companies-Exploration & Production		282
Oil Companies-Integrated - 13.2%
Chevron (B)	76,415	5,185
ConocoPhillips (B)	87,887	4,314
Exxon Mobil	4,265	243
Murphy Oil (B)	60,389	2,992
Total Oil Companies-Integrated		12,734
Oil-Field Services - 0.1%
Smith International	2,678	101
Total Oil-Field Services		101
Photo Equipment & Supplies - 0.4%
Eastman Kodak*	91,609	398
Total Photo Equipment & Supplies		398
Power Conversion/Supply Equipment - 0.7%
Hubbell, Cl B	16,769	666
Total Power Conversion/Supply Equipment		666
Property/Casualty Insurance - 0.2%
White Mountains Insurance Group	473	153
Total Property/Casualty Insurance		153
Publishing-Newspapers - 0.1%
New York Times, Cl A*	14,123	122
Total Publishing-Newspapers		122
REITs-Hotels - 0.0%
Hospitality Properties Trust	1,006	21
Total REITs-Hotels		21
REITs-Mortgage - 2.8%
Chimera Investment (B)	743,407	2,684
Total REITs-Mortgage		2,684
Retail-Drug Store - 3.2%
Walgreen (B)	116,392	3,108
Total Retail-Drug Store		3,108
Retail-Pet Food & Supplies - 0.7%
PetSmart	23,887	721
Total Retail-Pet Food & Supplies		721
S&L/Thrifts-Eastern US - 0.9%
New York Community Bancorp	55,606	849
Total S&L/Thrifts-Eastern US		849
Schools - 0.2%
Career Education*	8,483	195
Total Schools		195
Super-Regional Banks-US - 4.3%
Wells Fargo (B)	163,462	4,185
Total Super-Regional Banks-US		4,185
Telecommunications Equipment-Fiber Optics - 0.1%
JDS Uniphase*	13,641	134
Total Telecommunications Equipment-Fiber Optics		134
Telephone-Integrated - 2.3%
AT&T	91,147	2,205
Total Telephone-Integrated		2,205
Tobacco - 0.2%
Philip Morris International (B)	4,064	186
Total Tobacco		186
Total Common Stock (Cost $116,690)		110,717
U.S. Treasury Obligations - 0.6%
United States Treasury Bill (C) 0.207%, 02/10/11	$550	549
Total U.S. Treasury Obligations (Cost $549)		549
Money Market Fund - 0.2%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	204,984	205
Total Money Market Fund (Cost $205)		205
Total Investments - 115.8% (Cost $117,444)†		111,471
Securities Sold Short - (18.7)%
Advertising Sales - (1.4)%
Clear Channel Outdoor Holdings, Cl A*	(154,282)	(1,339)
Total Advertising Sales		(1,339)
Agricultural Chemicals - (0.7)%
Intrepid Potash*	(36,759)	(719)
Total Agricultural Chemicals		(719)
Applications Software - (1.8)%
Nuance Communications*	(114,894)	(1,718)
Total Applications Software		(1,718)
Broadcast Services/Programming - (0.6)%
Liberty Media - Capital, Ser A*	(14,097)	(591)
Total Broadcast Services/Programming		(591)
Commercial Banks-Central US - (0.1)%
Associated Banc-Corp	(6,824)	(84)
Total Commercial Banks-Central US		(84)
Commercial Banks-Eastern US - 0.0)%
CapitalSource	(8,605)	(41)
Total Commercial Banks-Eastern US		(41)
Diagnostic Kits - (1.2)%
Inverness Medical Innovations*	(43,898)	(1,170)
Total Diagnostic Kits		(1,170)
Electronic Components-Semiconductors - (2.2)%
MEMC Electronic Materials*	(172,769)	(1,707)
Rambus*	(23,335)	(409)
Total Electronic Components-Semiconductors		(2,116)
Enterprise Software/Services - (0.3)%
Novell*	(51,118)	(290)
Total Enterprise Software/Services		(290)
Fiduciary Banks - 0.0)%
Wilmington Trust	(3,100)	(34)
Total Fiduciary Banks		(34)
Human Resources - (0.9)%
Monster Worldwide*	(72,431)	(844)
Total Human Resources		(844)
Medical Instruments - (0.7)%
Boston Scientific*	(120,994)	(702)
Total Medical Instruments		(702)
Medical-Biomedical/Genetic - (3.0)%
Abraxis Bioscience*	(2,971)	(220)
Dendreon*	(36,197)	(1,170)
Vertex Pharmaceuticals*	(44,039)	(1,449)
Total Medical-Biomedical/Genetic		(2,839)
Medical-Drugs - (0.3)%
King Pharmaceuticals*	(35,720)	(271)
Total Medical-Drugs		(271)
Metal Processors & Fabricators - 0.0)%
Commercial Metals	(873)	(12)
Total Metal Processors & Fabricators		(12)
Oil & Gas Drilling - (0.1)%
Seahawk Drilling*	(14,639)	(142)
Total Oil & Gas Drilling		(142)
Oil Companies-Exploration & Production - (2.4)%
Cabot Oil & Gas	(822)	(26)
Cobalt International Energy*	(45,519)	(339)
Comstock Resources*	(61,420)	(1,703)
Range Resources	(3,569)	(143)
Southwestern Energy*	(2,105)	(81)
Total Oil Companies-Exploration & Production		(2,292)
Private Corrections - (0.1)%
Corrections Corp of America*	(4,994)	(95)
Total Private Corrections		(95)
REITs-Warehouse/Industrial - (0.8)%
ProLogis	(71,943)	(729)
Total REITs-Warehouse/Industrial		(729)
Telecommunications Equipment-Fiber Optics - (1.5)%
Ciena*	(111,810)	(1,418)
Total Telecommunications Equipment-Fiber Optics		(1,418)
X-Ray Equipment - (0.6)%
Hologic*	(42,107)	(587)
Total X-Ray Equipment		(587)
Total Securities Sold Short (Proceeds received $(20,574))		(18,033)
Other Assets and Liabilities, Net - 2.9%		2,780
Total Net Assets - 100.0%		$96,218

The Fund had the following futures contracts open as of June 30, 2010:

		Contract		Unrealized
	Number of	Value	Expiration	Depreciation
Contract Description	Contracts	(000)	Date	(000	)(1)
S&P 500 EMINI Index - Long	70	$3,593	09/17/2010	$(97)
				$(97)

(1) The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of June 30, 2010

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of June 30, 2010.
(B) - All or a portion of this security is held as cover for securities sold short.
(C) - All or a portion of this security is held as required margin for open futures contracts. The rate reported represents the effective yield at the time of purchase.

Cl - Class
HMO - Health Maintenance Organization
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
Ser - Series

Cost figures are shown with "000's" omitted.

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $117,444 (000), and the unrealized appreciation and depreciation were $4,412 (000) and $(10,385) (000), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1		Level 2	Level 3	Total
Investments
Common Stock	$110,717		$-	$-	$110,717
U.S. Treasury Obligations	-		549	-	549
Money Market Fund	205		-	-	205
Securities Sold Short
Securities Sold Short	(18,033)		-	-	(18,033)
Other Financial Instruments
Futures Contracts*	(97	) *	-	-	(97)
Total Investments	$92,792		$549	$-	$93,341
* Futures Contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Barrow Hanley Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.2%
Aerospace/Defense - 2.7%
Raytheon	71,100	$3,440
Total Aerospace/Defense		3,440
Applications Software - 2.5%
Microsoft	137,300	3,159
Total Applications Software		3,159
Beverages-Wine/Spirits - 2.5%
Diageo ADR	49,972	3,135
Total Beverages-Wine/Spirits		3,135
Chemicals-Diversified - 2.4%
E.I. du Pont de Nemours	88,500	3,061
Total Chemicals-Diversified		3,061
Computers - 6.3%
Hewlett-Packard	82,603	3,575
International Business Machines	35,550	4,390
Total Computers		7,965
Cruise Lines - 1.1%
Carnival	45,058	1,363
Total Cruise Lines		1,363
Diversified Banking Institution - 7.1%
Bank of America	133,863	1,924
Citigroup*	1,089,100	4,095
JPMorgan Chase	81,757	2,993
Total Diversified Banking Institution		9,012
Diversified Manufacturing Operations - 10.4%
Cooper Industries, Cl A	85,900	3,780
General Electric	185,630	2,677
Honeywell International	63,238	2,468
Illinois Tool Works	44,355	1,831
ITT	53,500	2,403
Total Diversified Manufacturing Operations		13,159
Electric-Integrated - 4.4%
Dominion Resources	73,724	2,856
Duke Energy	72,920	1,167
Entergy	21,800	1,561
Total Electric-Integrated		5,584
Electronic Components-Semiconductors - 2.8%
Intel	182,800	3,555
Total Electronic Components-Semiconductors		3,555
Finance-Consumer Loans - 1.0%
SLM*	120,388	1,251
Total Finance-Consumer Loans		1,251
Finance-Credit Card - 2.7%
American Express	87,562	3,476
Total Finance-Credit Card		3,476
Food-Wholesale/Distribution - 0.7%
Sysco	29,860	853
Total Food-Wholesale/Distribution		853
Funeral Services & Related Items - 0.9%
Service Corp International	155,300	1,149
Total Funeral Services & Related Items		1,149
Gas-Distribution - 1.6%
CenterPoint Energy	158,000	2,079
Total Gas-Distribution		2,079
Hotels & Motels - 1.4%
Wyndham Worldwide	88,487	1,782
Total Hotels & Motels		1,782
Medical Labs & Testing Services - 2.5%
Quest Diagnostics	63,144	3,143
Total Medical Labs & Testing Services		3,143
Medical Products - 3.5%
Baxter International	77,058	3,132
Johnson & Johnson	21,200	1,252
Total Medical Products		4,384
Medical-Drugs - 4.8%
Bristol-Myers Squibb	153,401	3,826
Pfizer	159,504	2,274
Total Medical-Drugs		6,100
Medical-HMO - 1.4%
WellPoint*	35,112	1,718
Total Medical-HMO		1,718
Medical-Wholesale Drug Distributors - 2.0%
Cardinal Health	77,200	2,595
Total Medical-Wholesale Drug Distributors		2,595
Multi-line Insurance - 0.9%
XL Capital, Cl A	68,461	1,096
Total Multi-line Insurance		1,096
Oil Companies-Exploration & Production - 2.9%
Occidental Petroleum	47,422	3,659
Total Oil Companies-Exploration & Production		3,659
Oil Companies-Integrated - 2.8%
ConocoPhillips	72,395	3,554
Total Oil Companies-Integrated		3,554
Pipelines - 2.6%
Spectra Energy	165,772	3,327
Total Pipelines		3,327
Retail-Drug Store - 1.0%
CVS Caremark	42,700	1,252
Total Retail-Drug Store		1,252
Super-Regional Banks-US - 7.7%
Capital One Financial	56,140	2,262
PNC Financial Services Group	73,236	4,138
Wells Fargo	128,615	3,293
Total Super-Regional Banks-US		9,693
Telephone-Integrated - 1.7%
AT&T	45,314	1,096
Verizon Communications	39,858	1,117
Total Telephone-Integrated		2,213
Television - 0.7%
CBS, Cl B	71,600	926
Total Television		926
Tobacco - 7.4%
Altria Group	78,432	1,572
Imperial Tobacco Group ADR	74,847	4,170
Philip Morris International	80,600	3,695
Total Tobacco		9,437
Wireless Equipment - 1.8%
Nokia OYJ ADR	278,324	2,268
Total Wireless Equipment		2,268
Total Common Stock (Cost $120,875)		119,388
Money Market Fund - 5.4%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	6,873,073	6,873
Total Money Market Fund (Cost $6,873)		6,873
Total Investments - 99.6% (Cost $127,748)†		126,261
Other Assets and Liabilities, Net - 0.4%		468
Total Net Assets - 100.0%		$126,729

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2010.

ADR - American Depositary Receipt
Cl - Class
HMO - Health Maintenance Organization

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $127,748 (000), and the unrealized appreciation and depreciation were $14,062 (000) and $(15,549) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$119,388	$-	$-	$119,388
Money Market Fund	6,873	-	-	6,873
Total Investments	$126,261	$-	$-	$126,261

Old Mutual Focused Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.5%
Applications Software - 4.8%
Microsoft	1,132,135	$26,050
Total Applications Software		26,050
Computers - 7.9%
Apple*	87,981	22,130
Dell*	1,733,502	20,906
Total Computers		43,036
Diversified Banking Institution - 7.1%
Bank of America	1,340,000	19,256
JPMorgan Chase	537,301	19,671
Total Diversified Banking Institution		38,927
Diversified Manufacturing Operations - 3.7%
General Electric	1,401,620	20,211
Total Diversified Manufacturing Operations		20,211
Electronic Components-Semiconductors - 6.0%
Intel	870,000	16,922
Texas Instruments	680,000	15,830
Total Electronic Components-Semiconductors		32,752
Fiduciary Banks - 2.1%
State Street	347,353	11,748
Total Fiduciary Banks		11,748
Independent Power Producer - 4.9%
NRG Energy*	1,257,326	26,668
Total Independent Power Producer		26,668
Investment Management/Advisory Services - 2.9%
Invesco	955,000	16,073
Total Investment Management/Advisory Services		16,073
Medical Instruments - 2.6%
Medtronic	397,304	14,410
Total Medical Instruments		14,410
Medical Products - 2.1%
Johnson & Johnson	197,957	11,691
Total Medical Products		11,691
Medical-Drugs - 9.1%
Merck	770,186	26,933
Pfizer	1,607,547	22,924
Total Medical-Drugs		49,857
Medical-HMO - 3.7%
UnitedHealth Group	717,457	20,376
Total Medical-HMO		20,376
Multi-line Insurance - 8.3%
Allstate	382,644	10,993
MetLife	912,930	34,472
Total Multi-line Insurance		45,465
Networking Products - 3.1%
Cisco Systems*	810,113	17,264
Total Networking Products		17,264
Oil Companies-Integrated - 5.3%
Exxon Mobil	509,664	29,087
Total Oil Companies-Integrated		29,087
Oil-Field Services - 2.1%
Halliburton	473,618	11,627
Total Oil-Field Services		11,627
Pipelines - 2.6%
El Paso	1,272,680	14,139
Total Pipelines		14,139
Reinsurance - 2.9%
Berkshire Hathaway, Cl B*	200,350	15,966
Total Reinsurance		15,966
Retail-Discount - 4.0%
Wal-Mart Stores	461,839	22,201
Total Retail-Discount		22,201
Web Portals/ISP - 4.1%
Google, Cl A*	50,200	22,337
Total Web Portals/ISP		22,337
Wireless Equipment - 5.2%
Qualcomm	860,000	28,242
Total Wireless Equipment		28,242
Total Common Stock (Cost $541,518)		518,127
Money Market Fund - 6.6%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	35,905,467	35,905
Total Money Market Fund (Cost $35,905)		35,905
Total Investments - 101.1% (Cost $577,423)†		554,032
Other Assets and Liabilities, Net - (1.1)%		(5,803)
Total Net Assets - 100.0%		$548,229

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2010.

Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $577,423 (000), and the unrealized appreciation and depreciation were $21,871 (000) and $(45,262) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$518,127	$-	$-	$518,127
Money Market Fund	35,905	-	-	35,905
Total Investments	$554,032	$-	$-	$554,032

Old Mutual Heitman REIT Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.4%
Real Estate Operation/Development - 2.0%
Brookfield Properties	48,225	$677
Forest City Enterprises, Cl A*	33,300	377
Terreno Realty*	2,400	43
Total Real Estate Operation/Development		1,097
REITs-Apartments - 17.6%
Apartment Investment & Management, Cl A	55,500	1,075
AvalonBay Communities	29,037	2,711
BRE Properties	25,775	952
Camden Property Trust	28,300	1,156
Equity Residential	50,057	2,084
Essex Property Trust	18,075	1,763
Total REITs-Apartments		9,741
REITs-Diversified - 13.4%
Digital Realty Trust	29,652	1,710
Duke Realty	121,425	1,378
Liberty Property Trust	17,200	496
Vornado Realty Trust	53,151	3,877
Total REITs-Diversified		7,461
REITs-Health Care - 12.6%
HCP	47,375	1,528
Health Care REIT	44,867	1,890
Nationwide Health Properties	37,300	1,334
Ventas	47,517	2,231
Total REITs-Health Care		6,983
REITs-Hotels - 7.4%
DiamondRock Hospitality*	98,820	812
Host Hotels & Resorts	178,914	2,412
Pebblebrook Hotel Trust*	6,200	117
Sunstone Hotel Investors*	78,975	784
Total REITs-Hotels		4,125
REITs-Office Property - 12.4%
Alexandria Real Estate Equities	12,700	805
Boston Properties	37,160	2,651
Brandywine Realty Trust	25,425	273
Corporate Office Properties Trust SBI	9,225	348
Highwoods Properties	10,050	279
Hudson Pacific Properties*	9,300	161
Mack-Cali Realty	45,606	1,356
SL Green Realty	18,500	1,018
Total REITs-Office Property		6,891
REITs-Regional Malls - 16.6%
General Growth Properties	51,950	689
Glimcher Realty Trust	40,275	241
Macerich	16,950	633
Pennsylvania REIT	34,650	423
Simon Property Group	72,862	5,884
Taubman Centers	36,150	1,360
Total REITs-Regional Malls		9,230
REITs-Shopping Centers - 6.9%
Acadia Realty Trust	14,150	238
Developers Diversified Realty	108,675	1,076
Federal Realty Investment Trust	12,078	849
Kimco Realty	124,925	1,679
Total REITs-Shopping Centers		3,842
REITs-Storage - 6.6%
Extra Space Storage	44,140	614
Public Storage	34,498	3,033
Total REITs-Storage		3,647
REITs-Warehouse/Industrial - 3.9%
AMB Property	65,550	1,554
ProLogis	60,611	614
Total REITs-Warehouse/Industrial		2,168
Total Common Stock (Cost $44,792)		55,185
Money Market Fund - 0.1%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	73,492	73
Total Money Market Fund (Cost $73)		73
Total Investments - 99.5% (Cost $44,865)†		55,258
Other Assets and Liabilities, Net - 0.5%		270
Total Net Assets - 100.0%		$55,528

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2010.

Cl - Class
REITs - Real Estate Investment Trusts

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $44,865 (000), and the unrealized appreciation and depreciation were $11,944 (000) and $(1,551) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$55,185	$-	$-	$55,185
Money Market Fund	73	-	-	73
Total Investments	$55,258	$-	$-	$55,258

Old Mutual Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.3%
Applications Software - 3.5%
Microsoft	184,888	$4,254
Red Hat*	68,735	1,989
Total Applications Software		6,243
Athletic Footwear - 2.1%
Nike, Cl B	54,835	3,704
Total Athletic Footwear		3,704
Auto/Truck Parts & Equipment-Original - 1.5%
BorgWarner*	71,310	2,663
Total Auto/Truck Parts & Equipment-Original		2,663
Beverages-Non-Alcoholic - 2.2%
PepsiCo	64,215	3,914
Total Beverages-Non-Alcoholic		3,914
Brewery - 2.9%
Cia de Bebidas das Americas ADR	51,025	5,154
Total Brewery		5,154
Cable/Satellite TV - 2.1%
DIRECTV, Cl A*	113,299	3,843
Total Cable/Satellite TV		3,843
Chemicals-Specialty - 1.8%
Ecolab	73,025	3,280
Total Chemicals-Specialty		3,280
Commercial Services-Finance - 1.0%
Visa, Cl A	25,720	1,820
Total Commercial Services-Finance		1,820
Computer Services - 3.3%
Accenture, Cl A	55,765	2,155
Cognizant Technology Solutions, Cl A*	75,600	3,785
Total Computer Services		5,940
Computers - 8.7%
Apple*	29,925	7,527
Hewlett-Packard	73,095	3,164
International Business Machines	38,780	4,789
Total Computers		15,480
Computers-Memory Devices - 1.3%
Western Digital*	75,630	2,281
Total Computers-Memory Devices		2,281
Consumer Products-Miscellaneous - 1.4%
Clorox	40,890	2,542
Total Consumer Products-Miscellaneous		2,542
Cosmetics & Toiletries - 3.5%
Avon Products	84,990	2,252
Procter & Gamble	65,955	3,956
Total Cosmetics & Toiletries		6,208
Cruise Lines - 1.4%
Carnival	80,025	2,420
Total Cruise Lines		2,420
Disposable Medical Products - 1.7%
C.R. Bard	38,945	3,019
Total Disposable Medical Products		3,019
Diversified Banking Institution - 1.6%
Goldman Sachs Group	21,715	2,850
Total Diversified Banking Institution		2,850
Diversified Manufacturing Operations - 3.7%
Danaher	80,910	3,003
Dover	85,185	3,560
Total Diversified Manufacturing Operations		6,563
E-Commerce/Services - 1.0%
priceline.com*	10,075	1,779
Total E-Commerce/Services		1,779
Electronic Components-Semiconductors - 6.2%
Broadcom, Cl A	53,345	1,759
Intel	147,030	2,860
Texas Instruments	145,120	3,378
Xilinx	121,385	3,066
Total Electronic Components-Semiconductors		11,063
Engineering/R&D Services - 4.1%
ABB ADR	184,580	3,190
Aecom Technology*	102,880	2,372
Jacobs Engineering Group*	47,615	1,735
Total Engineering/R&D Services		7,297
Enterprise Software/Services - 1.3%
Oracle	112,050	2,405
Total Enterprise Software/Services		2,405
Industrial Audio & Video Products - 1.5%
Dolby Laboratories, Cl A*	43,950	2,755
Total Industrial Audio & Video Products		2,755
Industrial Gases - 2.0%
Praxair	46,308	3,519
Total Industrial Gases		3,519
Instruments-Scientific - 1.6%
Thermo Fisher Scientific*	60,050	2,945
Total Instruments-Scientific		2,945
Investment Management/Advisory Services - 2.8%
Ameriprise Financial	45,100	1,629
T Rowe Price Group	77,121	3,423
Total Investment Management/Advisory Services		5,052
Machinery-Farm - 0.6%
AGCO*	37,485	1,011
Total Machinery-Farm		1,011
Machinery-Pumps - 1.2%
Flowserve	25,930	2,199
Total Machinery-Pumps		2,199
Medical Information Systems - 1.5%
Cerner*	34,812	2,642
Total Medical Information Systems		2,642
Medical Products - 4.6%
Henry Schein*	76,730	4,212
Varian Medical Systems*	75,316	3,938
Total Medical Products		8,150
Medical-Biomedical/Genetic - 1.4%
Celgene*	48,815	2,481
Total Medical-Biomedical/Genetic		2,481
Medical-Drugs - 1.6%
Allergan	48,705	2,838
Total Medical-Drugs		2,838
Networking Products - 2.5%
Cisco Systems*	206,166	4,393
Total Networking Products		4,393
Oil Companies-Exploration & Production - 3.4%
Anadarko Petroleum	33,485	1,208
CNOOC ADR	11,235	1,912
Pioneer Natural Resources	49,485	2,942
Total Oil Companies-Exploration & Production		6,062
Oil Companies-Integrated - 1.0%
Petroleo Brasileiro ADR	50,540	1,735
Total Oil Companies-Integrated		1,735
Oil Field Machinery & Equipment - 1.6%
Cameron International*	90,660	2,948
Total Oil Field Machinery & Equipment		2,948
Oil-Field Services - 2.5%
Halliburton	85,585	2,101
Schlumberger	43,531	2,409
Total Oil-Field Services		4,510
Pharmacy Services - 1.6%
Express Scripts*	62,440	2,936
Total Pharmacy Services		2,936
Retail-Apparel/Shoe - 1.3%
Gap	123,445	2,402
Total Retail-Apparel/Shoe		2,402
Retail-Discount - 1.3%
Wal-Mart Stores	46,795	2,249
Total Retail-Discount		2,249
Retail-Restaurants - 2.6%
McDonald's	71,030	4,679
Total Retail-Restaurants		4,679
Telecommunications Equipment - 1.2%
Harris	49,820	2,075
Total Telecommunications Equipment		2,075
Transport-Rail - 2.1%
Union Pacific	54,955	3,820
Total Transport-Rail		3,820
Web Portals/ISP - 2.1%
Google, Cl A*	8,409	3,742
Total Web Portals/ISP		3,742
Total Common Stock (Cost $161,347)		175,611
Money Market Fund - 1.8%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	3,201,995	3,202
Total Money Market Fund (Cost $3,202)		3,202
Total Investments - 100.1% (Cost $164,549)†		178,813
Other Assets and Liabilities, Net - (0.1)%		(219)
Total Net Assets - 100.0%		$178,594

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2010.

ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
R&D - Research and Development

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $164,549 (000), and the unrealized appreciation and depreciation were $22,818 (000) and $(8,554) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$175,611	$-	$-	$175,611
Money Market Fund	3,202	-	-	3,202
Total Investments	$178,813	$-	$-	$178,813

Old Mutual Strategic Small Company Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.1%
Aerospace/Defense - 1.4%
Spirit Aerosystems Holdings, Cl A*	10,105	$193
Teledyne Technologies*	8,880	343
TransDigm Group	16,080	821
Total Aerospace/Defense		1,357
Aerospace/Defense-Equipment - 0.2%
Orbital Sciences*	13,425	212
Total Aerospace/Defense-Equipment		212
Airlines - 0.4%
Copa Holdings, Cl A	8,557	378
Total Airlines		378
Alternative Waste Technologies - 0.4%
Calgon Carbon*	27,168	360
Total Alternative Waste Technologies		360
Apparel Manufacturers - 2.1%
Carter's*	26,371	692
G-III Apparel Group*	13,600	311
True Religion Apparel*	18,551	409
VF	4,700	335
Volcom*	14,885	276
Total Apparel Manufacturers		2,023
Applications Software - 1.2%
Progress Software*	14,813	445
Quest Software*	41,539	749
Total Applications Software		1,194
Auction House/Art Dealer - 0.3%
Sotheby's	13,134	300
Total Auction House/Art Dealer		300
Auto Repair Centers - 0.5%
Monro Muffler Brake	12,290	486
Total Auto Repair Centers		486
Auto/Truck Parts & Equipment-Original - 0.5%
WABCO Holdings*	16,335	514
Total Auto/Truck Parts & Equipment-Original		514
Auto-Medium & Heavy Duty Trucks - 0.4%
Oshkosh*	13,310	415
Total Auto-Medium & Heavy Duty Trucks		415
Batteries/Battery Systems - 0.8%
EnerSys*	34,200	731
Total Batteries/Battery Systems		731
Brewery - 0.2%
Boston Beer, Cl A*	3,216	217
Total Brewery		217
Broadcast Services/Programming - 0.4%
Acacia Research - Acacia Technologies*	23,765	338
Total Broadcast Services/Programming		338
Building & Construction-Miscellaneous - 0.4%
Insituform Technologies, Cl A*	17,710	363
Total Building & Construction-Miscellaneous		363
Building-Heavy Construction - 0.3%
Orion Marine Group*	20,567	292
Total Building-Heavy Construction		292
Cable/Satellite TV - 0.5%
DISH Network, Cl A	24,350	442
Total Cable/Satellite TV		442
Chemicals-Diversified - 1.5%
Olin	22,733	411
Solutia*	81,750	1,071
Total Chemicals-Diversified		1,482
Chemicals-Specialty - 1.6%
Albemarle	11,090	440
Balchem	15,403	385
NewMarket	5,130	448
Stepan	3,710	254
Total Chemicals-Specialty		1,527
Circuit Boards - 0.5%
TTM Technologies*	46,735	444
Total Circuit Boards		444
Coffee - 1.0%
Green Mountain Coffee Roasters*	38,312	985
Total Coffee		985
Commercial Banks-Central US - 0.3%
BOK Financial	6,925	329
Total Commercial Banks-Central US		329
Commercial Banks-Eastern US - 0.4%
Signature Bank*	9,461	360
Total Commercial Banks-Eastern US		360
Commercial Banks-Southern US - 0.8%
Cardinal Financial	41,517	384
First Citizens BancShares, Cl A	1,885	363
Total Commercial Banks-Southern US		747
Commercial Services - 1.7%
ExlService Holdings*	22,693	390
HMS Holdings*	18,117	982
Steiner Leisure*	6,199	238
Total Commercial Services		1,610
Commercial Services-Finance - 1.5%
Coinstar*	14,655	630
Dollar Financial*	20,468	405
SEI Investments	14,880	303
TNS*	7,650	133
Total Commercial Services-Finance		1,471
Computer Graphics - 0.4%
Monotype Imaging Holdings*	40,234	362
Total Computer Graphics		362
Computer Services - 1.3%
IHS, Cl A*	10,388	607
SYKES Enterprises*	24,453	348
VanceInfo Technologies ADR*	11,557	269
Total Computer Services		1,224
Computers-Memory Devices - 0.3%
Smart Modular Technologies WWH*	51,480	301
Total Computers-Memory Devices		301
Consulting Services - 0.4%
FTI Consulting*	9,905	432
Total Consulting Services		432
Containers-Metal/Glass - 1.0%
Crown Holdings*	22,290	558
Greif, Cl A	6,474	360
Total Containers-Metal/Glass		918
Containers-Paper/Plastic - 0.4%
Rock-Tenn, Cl A	8,376	416
Total Containers-Paper/Plastic		416
Data Processing/Management - 0.9%
Acxiom*	15,507	228
CommVault Systems*	13,528	304
Fiserv*	6,890	315
Total Data Processing/Management		847
Dental Supplies & Equipment - 0.4%
Align Technology*	28,185	419
Total Dental Supplies & Equipment		419
Distribution/Wholesale - 2.2%
Beacon Roofing Supply*	18,155	327
Brightpoint*	42,155	295
Fossil*	10,525	365
Owens & Minor	11,844	336
Watsco	8,925	517
WESCO International*	9,178	309
Total Distribution/Wholesale		2,149
Diversified Manufacturing Operations - 1.4%
Actuant, Cl A	25,195	474
Acuity Brands	10,999	400
Griffon*	27,940	309
Leggett & Platt	9,860	198
Total Diversified Manufacturing Operations		1,381
Drug Delivery Systems - 0.2%
Nektar Therapeutics*	12,841	155
Total Drug Delivery Systems		155
E-Commerce/Products - 0.8%
NutriSystem	19,393	445
Shutterfly*	14,263	342
Total E-Commerce/Products		787
Educational Software - 1.3%
Blackboard*	33,505	1,251
Total Educational Software		1,251
Electric Products-Miscellaneous - 0.3%
Ametek	7,040	283
Total Electric Products-Miscellaneous		283
Electric-Transmission - 0.4%
ITC Holdings	6,547	346
Total Electric-Transmission		346
Electronic Components-Miscellaneous - 1.2%
OSI Systems*	13,660	379
Plexus*	29,945	801
Total Electronic Components-Miscellaneous		1,180
Electronic Components-Semiconductors - 3.0%
Diodes*	19,624	311
Mindspeed Technologies*	30,630	229
Netlogic Microsystems*	13,622	370
Rovi*	21,258	806
Skyworks Solutions*	22,976	386
Spreadtrum Communications ADR*	43,310	357
Volterra Semiconductor*	17,540	404
Total Electronic Components-Semiconductors		2,863
Electronic Connectors - 0.4%
Amphenol, Cl A	10,390	408
Total Electronic Connectors		408
Electronic Design Automation - 0.4%
Synopsys*	19,100	399
Total Electronic Design Automation		399
Electronic Security Devices - 0.4%
American Science & Engineering	4,712	359
Total Electronic Security Devices		359
E-Marketing/Information - 0.7%
comScore*	25,998	428
ValueClick*	27,545	294
Total E-Marketing/Information		722
Energy-Alternate Sources - 0.3%
Trina Solar ADR*	15,953	276
Total Energy-Alternate Sources		276
Engineering/R&D Services - 0.4%
Stanley*	10,468	391
Total Engineering/R&D Services		391
Engines-Internal Combustion - 0.3%
Briggs & Stratton	18,300	311
Total Engines-Internal Combustion		311
Enterprise Software/Services - 1.3%
MedAssets*	9,480	219
SYNNEX*	11,915	305
Ultimate Software Group*	23,144	761
Total Enterprise Software/Services		1,285
E-Services/Consulting - 0.4%
Sapient	40,738	413
Total E-Services/Consulting		413
Filtration/Separation Products - 0.5%
Polypore International*	19,395	441
Total Filtration/Separation Products		441
Finance-Consumer Loans - 0.7%
Portfolio Recovery Associates*	9,734	650
Total Finance-Consumer Loans		650
Finance-Credit Card - 0.2%
Discover Financial Services	12,525	175
Total Finance-Credit Card		175
Finance-Investment Banker/Broker - 1.1%
Evercore Partners, Cl A	27,470	641
Oppenheimer Holdings, Cl A	9,880	237
Penson Worldwide*	29,808	168
Total Finance-Investment Banker/Broker		1,046
Finance-Other Services - 0.6%
Higher One Holdings*	12,178	177
IntercontinentalExchange*	3,880	439
Total Finance-Other Services		616
Food-Baking - 0.3%
Flowers Foods	12,530	306
Total Food-Baking		306
Food-Miscellaneous/Diversified - 0.2%
Diamond Foods	5,364	220
Total Food-Miscellaneous/Diversified		220
Footwear & Related Apparel - 1.5%
Skechers U.S.A., Cl A*	7,906	289
Steven Madden*	15,700	495
Wolverine World Wide	24,834	626
Total Footwear & Related Apparel		1,410
Gas-Distribution - 0.4%
UGI	15,056	383
Total Gas-Distribution		383
Home Furnishings - 0.5%
Tempur-Pedic International*	14,745	453
Total Home Furnishings		453
Hotels & Motels - 0.3%
Home Inns & Hotels Management ADR*	6,386	249
Total Hotels & Motels		249
Human Resources - 1.5%
Emergency Medical Services, Cl A*	7,116	349
Hewitt Associates, Cl A*	11,124	383
Kelly Services, Cl A	25,733	383
Monster Worldwide*	27,613	322
Total Human Resources		1,437
Industrial Audio & Video Products - 1.0%
Dolby Laboratories, Cl A*	4,324	271
Imax*	24,020	351
Sonic Solutions*	45,464	380
Total Industrial Audio & Video Products		1,002
Instruments-Scientific - 0.5%
FEI*	25,255	498
Total Instruments-Scientific		498
Insurance Brokers - 0.4%
Cninsure ADR	15,990	415
Total Insurance Brokers		415
Internet Application Software - 0.3%
Art Technology Group*	80,775	276
Total Internet Application Software		276
Internet Infrastructure Software - 0.4%
AsiaInfo Holdings*	15,760	344
Total Internet Infrastructure Software		344
Intimate Apparel - 0.2%
Warnaco Group*	6,682	241
Total Intimate Apparel		241
Investment Management/Advisory Services - 0.3%
Och-Ziff Capital Management Group, Cl A	26,160	329
Total Investment Management/Advisory Services		329
Lasers-Systems/Components - 0.4%
Coherent*	12,365	424
Total Lasers-Systems/Components		424
Leisure & Recreational Products - 0.4%
WMS Industries*	10,314	405
Total Leisure & Recreational Products		405
Machinery-General Industry - 2.0%
Chart Industries*	23,505	366
IDEX	21,655	619
Middleby*	7,363	392
Roper Industries	5,605	314
Tennant	7,235	245
Total Machinery-General Industry		1,936
Marine Services - 0.2%
Aegean Marine Petroleum Network	9,853	197
Total Marine Services		197
Medical Instruments - 2.0%
Beckman Coulter	5,865	354
Bruker*	30,230	368
NuVasive*	15,164	538
Thoratec*	10,843	463
Vascular Solutions*	14,436	180
Total Medical Instruments		1,903
Medical Labs & Testing Services - 0.3%
Laboratory Corp of America Holdings*	3,605	272
Total Medical Labs & Testing Services		272
Medical Products - 3.5%
American Medical Systems Holdings*	40,590	898
Hanger Orthopedic Group*	30,553	549
Hospira*	5,624	323
Orthofix International*	8,176	262
Zoll Medical*	49,028	1,329
Total Medical Products		3,361
Medical-Biomedical/Genetic - 1.7%
Bio-Rad Laboratories, Cl A*	5,905	511
Emergent Biosolutions*	29,930	489
Martek Biosciences*	18,753	445
Seattle Genetics*	13,097	157
Total Medical-Biomedical/Genetic		1,602
Medical-Drugs - 0.4%
Biovail	21,645	416
Total Medical-Drugs		416
Medical-Generic Drugs - 0.5%
Impax Laboratories*	23,065	440
Total Medical-Generic Drugs		440
Medical-Outpatient/Home Medical - 2.0%
Air Methods*	11,470	341
Almost Family*	5,796	202
Gentiva Health Services*	13,820	373
LHC Group*	11,628	323
Lincare Holdings*	22,058	717
Total Medical-Outpatient/Home Medical		1,956
Motion Pictures & Services - 0.5%
DreamWorks Animation SKG, Cl A*	16,425	469
Total Motion Pictures & Services		469
Multi-line Insurance - 0.2%
Unitrin	7,670	196
Total Multi-line Insurance		196
Networking Products - 2.0%
Acme Packet*	10,807	290
Atheros Communications*	10,538	290
LogMeIn*	8,138	213
Netgear*	17,725	316
Polycom*	26,513	790
Total Networking Products		1,899
Non-Ferrous Metals - 0.3%
Brush Engineered Materials*	13,255	265
Total Non-Ferrous Metals		265
Non-Hazardous Waste Disposal - 0.4%
Waste Connections*	11,536	402
Total Non-Hazardous Waste Disposal		402
Oil Companies-Exploration & Production - 3.1%
Atlas Energy*	20,131	545
Brigham Exploration*	18,142	279
Carrizo Oil & Gas*	17,040	265
Comstock Resources*	4,635	128
Goodrich Petroleum*	14,735	177
Northern Oil and Gas*	11,280	145
Oasis Petroleum*	34,903	506
Rosetta Resources*	27,571	546
Whiting Petroleum*	5,140	403
Total Oil Companies-Exploration & Production		2,994
Oil Field Machinery & Equipment - 0.3%
Dresser-Rand Group*	9,560	302
Total Oil Field Machinery & Equipment		302
Oil-Field Services - 1.2%
CARBO Ceramics	8,310	600
Tesco*	49,305	605
Total Oil-Field Services		1,205
Paper & Related Products - 0.7%
Buckeye Technologies*	25,420	253
Rayonier	8,735	384
Total Paper & Related Products		637
Pharmacy Services - 1.1%
BioScrip*	27,230	143
Catalyst Health Solutions*	13,610	470
SXC Health Solutions*	5,836	427
Total Pharmacy Services		1,040
Physical Therapy/Rehabilitation Centers - 0.3%
RehabCare Group*	11,840	258
Total Physical Therapy/Rehabilitation Centers		258
Physician Practice Management - 1.3%
IPC The Hospitalist*	33,195	833
Mednax*	7,855	437
Total Physician Practice Management		1,270
Printing-Commercial - 0.7%
VistaPrint*	14,564	692
Total Printing-Commercial		692
Property/Casualty Insurance - 1.6%
Amerisafe*	22,325	392
Enstar Group*	5,690	378
Hanover Insurance Group	10,920	475
Wesco Financial	995	322
Total Property/Casualty Insurance		1,567
Publishing-Books - 0.6%
John Wiley & Sons, Cl A	14,516	561
Total Publishing-Books		561
Real Estate Operation/Development - 0.2%
Forest City Enterprises, Cl A*	20,630	234
Total Real Estate Operation/Development		234
Reinsurance - 0.8%
Allied World Assurance Holdings	10,817	491
Reinsurance Group of America	7,060	323
Total Reinsurance		814
REITs-Diversified - 0.5%
DuPont Fabros Technology	19,215	472
Total REITs-Diversified		472
REITs-Hotels - 0.4%
Chatham Lodging Trust*	11,000	197
LaSalle Hotel Properties	10,585	218
Total REITs-Hotels		415
Research & Development - 1.5%
Parexel International*	66,270	1,437
Total Research & Development		1,437
Retail-Apparel/Shoe - 2.4%
Aeropostale*	14,039	402
Express*	41,552	680
Finish Line, Cl A	24,670	344
Gymboree*	20,807	889
Total Retail-Apparel/Shoe		2,315
Retail-Automobile - 0.6%
America's Car-Mart*	7,250	164
Group 1 Automotive*	11,065	260
Lithia Motors, Cl A	22,325	138
Total Retail-Automobile		562
Retail-Discount - 0.4%
99 Cents Only Stores*	25,245	374
Total Retail-Discount		374
Retail-Fabric Store - 0.6%
Jo-Ann Stores*	15,895	596
Total Retail-Fabric Store		596
Retail-Home Furnishings - 0.2%
Kirkland's*	9,862	166
Total Retail-Home Furnishings		166
Retail-Pawn Shops - 0.6%
Ezcorp, Cl A*	19,925	370
First Cash Financial Services*	11,185	244
Total Retail-Pawn Shops		614
Retail-Perfume & Cosmetics - 0.2%
Ulta Salon Cosmetics & Fragrance*	6,140	145
Total Retail-Perfume & Cosmetics		145
Retail-Restaurants - 1.4%
Buffalo Wild Wings*	17,560	642
California Pizza Kitchen*	18,665	283
Texas Roadhouse*	35,155	444
Total Retail-Restaurants		1,369
Retail-Sporting Goods - 0.4%
Hibbett Sports*	17,720	425
Total Retail-Sporting Goods		425
Schools - 2.1%
American Public Education*	7,284	318
Capella Education*	10,783	877
Grand Canyon Education*	14,076	330
Lincoln Educational Services*	14,825	305
National American University Holdings	19,880	173
Total Schools		2,003
Semiconductor Components-Integrated Circuits - 1.8%
Cirrus Logic*	44,905	710
Emulex*	110,873	1,018
Total Semiconductor Components-Integrated Circuits		1,728
Semiconductor Equipment - 1.0%
Cabot Microelectronics*	8,537	295
MKS Instruments*	19,720	369
Veeco Instruments*	10,110	347
Total Semiconductor Equipment		1,011
Telecommunications Equipment - 0.9%
Plantronics	29,200	835
Total Telecommunications Equipment		835
Telecommunications Equipment-Fiber Optics - 0.3%
Harmonic*	45,510	248
Total Telecommunications Equipment-Fiber Optics		248
Textile-Apparel - 0.3%
Cherokee	14,295	244
Total Textile-Apparel		244
Theaters - 0.3%
Cinemark Holdings	22,054	290
Total Theaters		290
Therapeutics - 0.3%
Onyx Pharmaceuticals*	7,447	161
Questcor Pharmaceuticals*	16,979	173
Total Therapeutics		334
Transactional Software - 0.8%
Bottomline Technologies*	12,680	165
Solera Holdings	16,484	597
Total Transactional Software		762
Transport-Services - 0.8%
HUB Group, Cl A*	13,805	414
Pacer International*	50,555	353
Total Transport-Services		767
Travel Services - 0.4%
Interval Leisure Group*	30,845	384
Total Travel Services		384
Water - 0.3%
Pico Holdings*	10,220	306
Total Water		306
Wire & Cable Products - 0.2%
Fushi Copperweld*	22,480	184
Total Wire & Cable Products		184
Total Common Stock (Cost $88,391)		94,649
Investment Company - 0.7%
Growth-Small Cap - 0.7%
iShares Russell 2000 Growth Index Fund	9,739	648
Total Growth-Small Cap		648
Total Investment Company (Cost $649)		648
Money Market Fund - 1.7%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	1,591,778	1,592
Total Money Market Fund (Cost $1,592)		1,592
Total Investments - 100.5% (Cost $90,632)†		96,889
Other Assets and Liabilities, Net - (0.5)%		(441)
Total Net Assets - 100.0%		$96,448

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2010.

ADR - American Depositary Receipt
Cl - Class
REITs - Real Estate Investment Trusts
R&D - Research and Development

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $90,632 (000), and the unrealized appreciation and depreciation were $11,987 (000) and $(5,730) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$94,649	$-	$-	$94,649
Investment Company	648	-	-	648
Money Market Fund	1,592	-	-	1,592
Total Investments	$96,889	$-	$-	$96,889

Old Mutual TS&W Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.2%
Aerospace/Defense-Equipment - 0.7%
Alliant Techsystems*	27,350	$1,697
Total Aerospace/Defense-Equipment		1,697
Agricultural Chemicals - 2.3%
CF Industries Holdings	82,900	5,260
Total Agricultural Chemicals		5,260
Apparel Manufacturers - 0.7%
VF	22,200	1,580
Total Apparel Manufacturers		1,580
Auto-Medium & Heavy Duty Trucks - 1.2%
Oshkosh*	87,800	2,736
Total Auto-Medium & Heavy Duty Trucks		2,736
Beverages-Non-Alcoholic - 1.5%
Coca-Cola Enterprises	134,500	3,478
Total Beverages-Non-Alcoholic		3,478
Chemicals-Specialty - 1.0%
Lubrizol	28,100	2,257
Total Chemicals-Specialty		2,257
Commercial Services-Finance - 4.7%
H&R Block	304,100	4,771
Lender Processing Services	195,400	6,118
Total Commercial Services-Finance		10,889
Computers-Memory Devices - 2.3%
Western Digital*	172,200	5,194
Total Computers-Memory Devices		5,194
Consulting Services - 2.6%
SAIC*	291,900	4,886
Towers Watson, Cl A	27,100	1,053
Total Consulting Services		5,939
Containers-Metal/Glass - 2.0%
Crown Holdings*	125,000	3,130
Owens-Illinois*	58,300	1,542
Total Containers-Metal/Glass		4,672
Containers-Paper/Plastic - 2.4%
Bemis	123,200	3,326
Packaging Corp of America	102,800	2,264
Total Containers-Paper/Plastic		5,590
Data Processing/Management - 2.1%
Fidelity National Information Services	178,200	4,779
Total Data Processing/Management		4,779
Diversified Manufacturing Operations - 1.9%
ITT	97,000	4,357
Total Diversified Manufacturing Operations		4,357
E-Commerce/Services - 1.9%
Expedia	233,800	4,391
Total E-Commerce/Services		4,391
Electric-Integrated - 6.7%
CMS Energy	402,100	5,891
OGE Energy	92,600	3,386
PG&E	152,400	6,264
Total Electric-Integrated		15,541
Electronic Components-Miscellaneous - 1.5%
Garmin	122,000	3,560
Total Electronic Components-Miscellaneous		3,560
Electronic Components-Semiconductors - 1.2%
Micron Technology*	131,200	1,114
Skyworks Solutions*	102,400	1,719
Total Electronic Components-Semiconductors		2,833
Engineering/R&D Services - 1.8%
Foster Wheeler*	193,000	4,065
Total Engineering/R&D Services		4,065
Finance-Investment Banker/Broker - 1.6%
TD Ameritrade Holding*	240,100	3,674
Total Finance-Investment Banker/Broker		3,674
Financial Guarantee Insurance - 0.5%
MGIC Investment*	162,900	1,122
Total Financial Guarantee Insurance		1,122
Gas-Distribution - 6.6%
CenterPoint Energy	473,650	6,233
NiSource	244,000	3,538
Questar	25,000	1,137
Sempra Energy	91,800	4,295
Total Gas-Distribution		15,203
Human Resources - 2.9%
Hewitt Associates, Cl A*	190,969	6,581
Total Human Resources		6,581
Independent Power Producer - 0.5%
NRG Energy*	49,500	1,050
Total Independent Power Producer		1,050
Insurance Brokers - 1.4%
Willis Group Holdings	109,220	3,282
Total Insurance Brokers		3,282
Internet Security - 0.7%
Symantec*	123,300	1,711
Total Internet Security		1,711
Machinery-Construction & Mining - 1.0%
Joy Global	43,800	2,194
Total Machinery-Construction & Mining		2,194
Medical Labs & Testing Services - 1.5%
Quest Diagnostics	67,900	3,379
Total Medical Labs & Testing Services		3,379
Medical Products - 1.4%
Hospira*	56,600	3,252
Total Medical Products		3,252
Medical-Drugs - 6.5%
Biovail	157,100	3,023
Cephalon*	31,200	1,771
Forest Laboratories*	238,800	6,550
King Pharmaceuticals*	474,700	3,603
Total Medical-Drugs		14,947
Medical-Wholesale Drug Distributors - 2.6%
AmerisourceBergen	185,600	5,893
Total Medical-Wholesale Drug Distributors		5,893
Motion Pictures & Services - 0.7%
DreamWorks Animation SKG, Cl A*	59,700	1,705
Total Motion Pictures & Services		1,705
Non-Hazardous Waste Disposal - 1.7%
Republic Services	134,215	3,990
Total Non-Hazardous Waste Disposal		3,990
Oil & Gas Drilling - 0.8%
Noble	60,300	1,864
Total Oil & Gas Drilling		1,864
Oil Companies-Exploration & Production - 1.9%
Petrohawk Energy*	113,400	1,924
Whiting Petroleum*	32,800	2,572
Total Oil Companies-Exploration & Production		4,496
Oil Field Machinery & Equipment - 2.4%
Dresser-Rand Group*	172,500	5,442
Total Oil Field Machinery & Equipment		5,442
Paper & Related Products - 1.7%
Rayonier	90,800	3,997
Total Paper & Related Products		3,997
Property/Casualty Insurance - 4.4%
Arch Capital Group*	47,750	3,557
HCC Insurance Holdings	262,700	6,505
Total Property/Casualty Insurance		10,062
Real Estate Management/Services - 0.5%
CB Richard Ellis Group, Cl A*	80,600	1,097
Total Real Estate Management/Services		1,097
Reinsurance - 1.5%
PartnerRe	48,900	3,430
Total Reinsurance		3,430
REITs-Health Care - 1.9%
Health Care REIT	106,700	4,494
Total REITs-Health Care		4,494
REITs-Mortgage - 2.6%
MFA Financial	797,000	5,898
Total REITs-Mortgage		5,898
Rental Auto/Equipment - 0.7%
Hertz Global Holdings*	170,400	1,612
Total Rental Auto/Equipment		1,612
Retail-Apparel/Shoe - 3.9%
Aeropostale*	193,550	5,543
Ross Stores	65,000	3,464
Total Retail-Apparel/Shoe		9,007
Retail-Consumer Electronics - 1.2%
RadioShack	136,000	2,653
Total Retail-Consumer Electronics		2,653
Retail-Discount - 0.5%
Dollar Tree*	28,050	1,168
Total Retail-Discount		1,168
Retail-Major Department Store - 2.1%
TJX	116,600	4,891
Total Retail-Major Department Store		4,891
Satellite Telecommunications - 1.4%
EchoStar, Cl A*	165,925	3,166
Total Satellite Telecommunications		3,166
Telephone-Integrated - 1.6%
Windstream	341,500	3,606
Total Telephone-Integrated		3,606
Total Common Stock (Cost $220,712)		223,684
Money Market Fund - 2.8%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	6,368,124	6,368
Total Money Market Fund (Cost $6,368)		6,368
Total Investments - 100.0% (Cost $227,080)†		230,052
Other Assets and Liabilities, Net - 0.0%		31
Total Net Assets - 100.0%		$230,083

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2010.

Cl - Class
R&D - Research and Development
REITs - Real Estate Investment Trusts

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $227,080 (000), and the unrealized appreciation and depreciation were $18,183 (000) and $(15,211) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$223,684	$-	$-	$223,684
Money Market Fund	6,368	-	-	6,368
Total Investments	$230,052	$-	$-	$230,052

Old Mutual TS&W Small Cap Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.8%
Aerospace/Defense-Equipment - 2.8%
Curtiss-Wright	40,500	$1,176
Kaman	20,000	442
Orbital Sciences*	79,300	1,251
Total Aerospace/Defense-Equipment		2,869
Agricultural Operations - 1.7%
Andersons	54,900	1,789
Total Agricultural Operations		1,789
Airlines - 1.1%
Hawaiian Holdings*	211,800	1,095
Total Airlines		1,095
Apparel Manufacturers - 3.0%
Carter's*	66,300	1,740
True Religion Apparel*	61,400	1,355
Total Apparel Manufacturers		3,095
Batteries/Battery Systems - 1.3%
EnerSys*	62,200	1,329
Total Batteries/Battery Systems		1,329
Building Products-Doors & Windows - 0.4%
Apogee Enterprises	35,700	387
Total Building Products-Doors & Windows		387
Casino Hotels - 0.6%
Ameristar Casinos	38,200	575
Total Casino Hotels		575
Cellular Telecommunications - 1.7%
Syniverse Holdings*	86,400	1,767
Total Cellular Telecommunications		1,767
Chemicals-Diversified - 1.9%
Olin	57,505	1,040
Solutia*	70,300	921
Total Chemicals-Diversified		1,961
Chemicals-Plastics - 1.4%
A Schulman	47,800	906
Spartech*	50,600	519
Total Chemicals-Plastics		1,425
Circuit Boards - 0.7%
Multi-Fineline Electronix*	29,900	746
Total Circuit Boards		746
Commercial Banks-Central US - 3.8%
First Financial Bankshares	8,700	418
Sterling Bancshares	251,350	1,184
Texas Capital Bancshares*	46,000	754
Wintrust Financial	47,100	1,570
Total Commercial Banks-Central US		3,926
Commercial Banks-Southern US - 1.5%
Iberiabank	29,900	1,539
Total Commercial Banks-Southern US		1,539
Commercial Banks-Western US - 3.4%
Columbia Banking System	66,100	1,207
SVB Financial Group*	38,200	1,575
Western Alliance Bancorp*	105,700	758
Total Commercial Banks-Western US		3,540
Commercial Services-Finance - 3.8%
Coinstar*	20,800	894
Euronet Worldwide*	70,465	901
Net 1 UEPS Technologies*	72,800	976
Wright Express*	37,300	1,108
Total Commercial Services-Finance		3,879
Containers-Paper/Plastic - 1.4%
Temple-Inland	68,700	1,420
Total Containers-Paper/Plastic		1,420
Data Processing/Management - 1.4%
Fair Isaac	65,300	1,423
Total Data Processing/Management		1,423
Distribution/Wholesale - 1.4%
MWI Veterinary Supply*	13,600	684
Watsco	12,300	712
Total Distribution/Wholesale		1,396
Diversified Manufacturing Operations - 1.2%
Actuant, Cl A	68,300	1,286
Total Diversified Manufacturing Operations		1,286
E-Commerce/Products - 0.7%
NutriSystem	32,700	750
Total E-Commerce/Products		750
Electric-Integrated - 1.6%
Cleco	61,100	1,614
Total Electric-Integrated		1,614
Electronic Components-Semiconductors - 0.5%
International Rectifier*	30,500	568
Total Electronic Components-Semiconductors		568
Electronic Security Devices - 0.9%
American Science & Engineering	11,700	892
Total Electronic Security Devices		892
Enterprise Software/Services - 0.6%
SYNNEX*	25,700	658
Total Enterprise Software/Services		658
Finance-Auto Loans - 1.1%
AmeriCredit*	63,800	1,162
Total Finance-Auto Loans		1,162
Finance-Consumer Loans - 2.1%
Ocwen Financial*	82,100	837
World Acceptance*	34,200	1,310
Total Finance-Consumer Loans		2,147
Finance-Investment Banker/Broker - 0.8%
SWS Group	82,800	787
Total Finance-Investment Banker/Broker		787
Financial Guarantee Insurance - 1.1%
Assured Guaranty	47,200	626
MGIC Investment*	71,100	490
Total Financial Guarantee Insurance		1,116
Food-Miscellaneous/Diversified - 0.6%
Hain Celestial Group*	28,500	575
Total Food-Miscellaneous/Diversified		575
Gas-Distribution - 1.2%
Southwest Gas	40,600	1,198
Total Gas-Distribution		1,198
Gold Mining - 0.9%
Royal Gold	18,900	907
Total Gold Mining		907
Internet Infrastructure Software - 2.3%
TeleCommunication Systems, Cl A*	164,000	679
TIBCO Software*	142,500	1,719
Total Internet Infrastructure Software		2,398
Investment Management/Advisory Services - 0.4%
Altisource Portfolio Solutions*	18,666	462
Total Investment Management/Advisory Services		462
Machinery-General Industry - 0.7%
Manitowoc	78,000	713
Total Machinery-General Industry		713
Medical Instruments - 0.4%
NuVasive*	11,500	408
Total Medical Instruments		408
Medical-Biomedical/Genetic - 1.1%
PDL BioPharma	209,000	1,175
Total Medical-Biomedical/Genetic		1,175
Medical-HMO - 1.1%
Healthspring*	72,400	1,123
Total Medical-HMO		1,123
Medical-Hospitals - 1.5%
Health Management Associates, Cl A*	205,300	1,595
Total Medical-Hospitals		1,595
Medical-Nursing Homes - 0.2%
Kindred Healthcare*	19,700	253
Total Medical-Nursing Homes		253
Medical-Outpatient/Home Medical - 1.3%
Amedisys*	30,116	1,324
Total Medical-Outpatient/Home Medical		1,324
Metal Processors & Fabricators - 0.7%
Dynamic Materials	23,100	371
LB Foster, Cl A*	13,710	355
Total Metal Processors & Fabricators		726
Multimedia - 0.8%
EW Scripps, Cl A*	110,800	823
Total Multimedia		823
Non-Ferrous Metals - 1.8%
Horsehead Holding*	91,700	693
Thompson Creek Metals*	132,500	1,150
Total Non-Ferrous Metals		1,843
Oil & Gas Drilling - 0.5%
Patterson-UTI Energy	40,900	526
Total Oil & Gas Drilling		526
Oil Companies-Exploration & Production - 0.6%
GMX Resources*	96,200	624
Total Oil Companies-Exploration & Production		624
Oil Refining & Marketing - 1.3%
Holly	51,900	1,379
Total Oil Refining & Marketing		1,379
Oil-Field Services - 0.5%
Helix Energy Solutions Group*	49,200	530
Total Oil-Field Services		530
Paper & Related Products - 1.4%
Schweitzer-Mauduit International	28,000	1,413
Total Paper & Related Products		1,413
Pharmacy Services - 1.7%
SXC Health Solutions*	23,900	1,751
Total Pharmacy Services		1,751
Printing-Commercial - 1.2%
Valassis Communications*	39,500	1,253
Total Printing-Commercial		1,253
Property/Casualty Insurance - 0.9%
Tower Group	44,250	953
Total Property/Casualty Insurance		953
REITs-Diversified - 1.4%
PS Business Parks	25,900	1,445
Total REITs-Diversified		1,445
REITs-Health Care - 2.0%
Omega Healthcare Investors	105,000	2,093
Total REITs-Health Care		2,093
REITs-Hotels - 1.4%
LaSalle Hotel Properties	71,600	1,473
Total REITs-Hotels		1,473
REITs-Mortgage - 1.2%
Capstead Mortgage	112,800	1,248
Total REITs-Mortgage		1,248
REITs-Office Property - 2.7%
BioMed Realty Trust	97,365	1,567
Brandywine Realty Trust	117,700	1,265
Total REITs-Office Property		2,832
Rental Auto/Equipment - 0.9%
Aaron's, Cl B	53,850	919
Total Rental Auto/Equipment		919
Retail-Apparel/Shoe - 2.7%
Gymboree*	33,400	1,427
JOS A Bank Clothiers*	26,000	1,404
Total Retail-Apparel/Shoe		2,831
Retail-Building Products - 0.2%
Lumber Liquidators Holdings*	10,850	253
Total Retail-Building Products		253
Retail-Pawn Shops - 2.6%
Cash America International	36,400	1,247
First Cash Financial Services*	65,700	1,432
Total Retail-Pawn Shops		2,679
Satellite Telecommunications - 1.1%
GeoEye*	35,700	1,112
Total Satellite Telecommunications		1,112
Schools - 0.4%
Corinthian Colleges*	38,100	375
Total Schools		375
Semiconductor Components-Integrated Circuits - 1.0%
Standard Microsystems*	42,300	985
Total Semiconductor Components-Integrated Circuits		985
Telecommunications Equipment - 4.3%
Arris Group*	155,300	1,583
Comtech Telecommunications*	50,636	1,516
Plantronics	45,000	1,287
Total Telecommunications Equipment		4,386
Theaters - 1.1%
Cinemark Holdings	84,800	1,115
Total Theaters		1,115
Tobacco - 0.6%
Universal	14,900	591
Total Tobacco		591
Transport-Air Freight - 1.7%
Atlas Air Worldwide Holdings*	37,100	1,762
Total Transport-Air Freight		1,762
Transport-Equipment & Leasing - 1.0%
TAL International Group	44,900	1,009
Total Transport-Equipment & Leasing		1,009
Transport-Marine - 0.5%
Gulfmark Offshore, Cl A*	18,200	477
Total Transport-Marine		477
Transport-Services - 1.2%
Bristow Group*	41,300	1,214
Total Transport-Services		1,214
Transport-Truck - 1.2%
Old Dominion Freight Line*	35,500	1,247
Total Transport-Truck		1,247
Wireless Equipment - 1.6%
Ceragon Networks*	97,400	721
RF Micro Devices*	236,000	923
Total Wireless Equipment		1,644
Total Common Stock (Cost $91,017)		100,783
Investment Company - 0.8%
Value-Small Cap - 0.8%
iShares Russell 2000 Value Index Fund	13,400	764
Total Value-Small Cap		764
Total Investment Company (Cost $800)		764
Money Market Fund - 1.8%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	1,885,035	1,885
Total Money Market Fund (Cost $1,885)		1,885
Total Investments - 100.4% (Cost $93,702)†		103,432
Other Assets and Liabilities, Net - (0.4)%		(390)
Total Net Assets - 100.0%		$103,042

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2010.

Cl - Class
HMO - Health Maintenance Organization
REITs - Real Estate Investment Trusts

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $93,702 (000), and the unrealized appreciation and depreciation were $16,377 (000) and $(6,647) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$100,783	$-	$-	$100,783
Investment Company	764	-	-	764
Money Market Fund	1,885	-	-	1,885
Total Investments	$103,432	$-	$-	$103,432

Old Mutual Barrow Hanley Core Bond Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bond - 51.9%
Alltel 7.000%, 07/01/12	$155	$171
Altria Group 9.700%, 11/10/18	205	260
American Express 8.150%, 03/19/38	110	148
American Express Credit, MTN, 5.875%, 05/02/13	290	317
Ameriprise Financial 5.350%, 11/15/10	305	309
Anheuser-Busch InBev Worldwide 3.000%, 10/15/12	200	205
AT&T 5.100%, 09/15/14	450	499
Avis Budget Finance 7.750%, 05/15/16	200	187
Bank of New York Mellon 4.950%, 11/01/12	95	103
Baxter International 1.800%, 03/15/13	95	96
Bear Stearns 7.250%, 02/01/18	145	169
6.400%, 10/02/17	310	344
Berkshire Hathaway 1.400%, 02/10/12	855	859
Berkshire Hathaway Finance 5.750%, 01/15/40	150	159
Best Buy 6.750%, 07/15/13	190	212
Burlington Northern Santa Fe 7.950%, 08/15/30	85	110
CA 5.375%, 12/01/19	125	132
Cameron International 6.375%, 07/15/18	95	98
Canadian National Railway 5.550%, 03/01/19	135	154
Canadian Natural Resources 6.700%, 07/15/11	130	137
Caterpillar Financial Services, MTN, 6.125%, 02/17/14	265	300
Cequel Communications Holdings I and Cequel Capital 144A, 8.625%, 11/15/17	175	174
Citigroup 6.125%, 11/21/17	240	251
6.010%, 01/15/15	235	246
CME Group 5.750%, 02/15/14	230	256
CNA Financial 7.350%, 11/15/19	100	106
Columbus Southern Power 5.500%, 03/01/13	235	256
Comcast 6.300%, 11/15/17	210	240
5.875%, 02/15/18	90	100
Computer Sciences 5.500%, 03/15/13	145	156
ConocoPhillips 5.750%, 02/01/19	175	200
4.600%, 01/15/15	345	377
Costco Wholesale 5.300%, 03/15/12	370	397
Countrywide Financial 5.800%, 06/07/12	95	100
Covidien International Finance 5.450%, 10/15/12	105	115
CRH America 6.000%, 09/30/16	215	240
Cricket Communications 9.375%, 11/01/14	340	345
CSC Holdings 8.625%, 02/15/19	175	184
CVS Caremark 3.250%, 05/18/15	165	168
Dell 3.375%, 06/15/12	110	114
DIRECTV Holdings 6.350%, 03/15/40	65	70
3.550%, 03/15/15	215	216
Dominion Resources 8.875%, 01/15/19	70	92
5.600%, 11/15/16	160	180
Duke Energy Indiana 6.050%, 06/15/16	220	252
E.I. du Pont de Nemours 5.875%, 01/15/14	215	245
3.250%, 01/15/15	260	271
Eaton 5.600%, 05/15/18	150	169
Energy Transfer Partners LP 9.000%, 04/15/19	95	112
8.500%, 04/15/14	245	284
Enterprise Products Operating 6.125%, 10/15/39	135	135
5.650%, 04/01/13	220	239
ERP Operating LP 5.125%, 03/15/16	195	205
Exelon Generation 6.250%, 10/01/39	135	144
Express Scripts 6.250%, 06/15/14	245	277
France Telecom 4.375%, 07/08/14	125	135
General Electric Capital 5.875%, 01/14/38	345	338
5.625%, 05/01/18	160	170
General Electric Capital, MTN, 5.250%, 10/19/12	115	123
Goldman Sachs Group 6.750%, 10/01/37	95	93
5.950%, 01/18/18	130	135
5.125%, 01/15/15	115	121
Goodyear Tire & Rubber 10.500%, 05/15/16	95	103
Hewlett-Packard 6.125%, 03/01/14	180	207
4.250%, 02/24/12	200	211
Honeywell International 4.250%, 03/01/13	215	232
Hospira 6.050%, 03/30/17	190	214
International Business Machines 7.625%, 10/15/18	250	321
4.750%, 11/29/12	180	195
Ipalco Enterprises 144A, 7.250%, 04/01/16	145	148
ITT 4.900%, 05/01/14	315	343
John Deere Capital, MTN, 4.900%, 09/09/13	295	323
JPMorgan Chase 3.700%, 01/20/15	340	348
Koninklijke Philips Electronics 5.750%, 03/11/18	100	113
Kraft Foods 6.500%, 02/09/40	100	112
L-3 Communications 4.750%, 07/15/20	175	176
Leucadia National 7.125%, 03/15/17	100	96
Lorillard Tobacco 8.125%, 06/23/19	115	128
Marathon Oil 6.000%, 10/01/17	135	151
Masco 6.125%, 10/03/16	125	121
Medtronic 3.000%, 03/15/15	430	445
Merrill Lynch 6.500%, 07/15/18	250	261
6.400%, 08/28/17	450	469
MetLife 5.375%, 12/15/12	205	220
Midamerican Energy Holdings 5.875%, 10/01/12	200	217
NASDAQ OMX Group 5.550%, 01/15/20	75	77
4.000%, 01/15/15	75	76
National Fuel Gas 8.750%, 05/01/19	105	128
Navistar International 8.250%, 11/01/21	175	178
New Albertsons 8.000%, 05/01/31	175	151
New Cingular Wireless Services 8.750%, 03/01/31	100	137
Nisource Finance 10.750%, 03/15/16	95	122
Nova Chemicals 8.625%, 11/01/19	175	173
Novartis Capital 4.125%, 02/10/14	240	259
2.900%, 04/24/15	280	288
NRG Energy 7.375%, 01/15/17	175	173
Omnicare 7.750%, 06/01/20	200	204
Petrobras International Finance - Pifco 6.875%, 01/20/40	50	50
PNC Funding 4.250%, 09/21/15	200	209
Prudential Financial, MTN, 5.100%, 09/20/14	155	165
PSEG Power 7.750%, 04/15/11	55	58
6.950%, 06/01/12	435	475
Quest Diagnostics 4.750%, 01/30/20	125	126
QVC 144A, 7.500%, 10/01/19	275	270
Qwest 8.875%, 03/15/12	155	166
Rogers Communications 6.800%, 08/15/18	195	231
Safeway 6.250%, 03/15/14	215	245
Sempra Energy 6.500%, 06/01/16	115	132
Simon Property Group LP 5.750%, 12/01/15	215	236
SLM, MTN, 5.375%, 01/15/13	175	170
Southern Power 6.250%, 07/15/12	355	386
Spectra Energy Capital 5.668%, 08/15/14	135	146
5.650%, 03/01/20	135	142
Starwood Hotels & Resorts Worldwide 7.875%, 10/15/14	300	322
State Street 4.300%, 05/30/14	110	117
Teck Resources 10.250%, 05/15/16	205	242
Telecom Italia Capital 4.950%, 09/30/14	180	180
Telefonica Emisiones SAU 4.949%, 01/15/15	190	199
Tesoro 9.750%, 06/01/19	245	254
Thermo Fisher Scientific 3.200%, 05/01/15	105	108
Time Warner Cable 8.250%, 02/14/14	170	201
6.750%, 07/01/18	215	247
TransCanada PipeLines 7.625%, 01/15/39	200	255
Tyco Electronics Group 6.550%, 10/01/17	210	241
Tyco International Finance 8.500%, 01/15/19	145	187
Tyson Foods 10.500%, 03/01/14	270	315
Union Electric 6.700%, 02/01/19	185	215
United Rentals North America 9.250%, 12/15/19	200	201
UnitedHealth Group 5.250%, 03/15/11	340	349
Valero Energy 9.375%, 03/15/19	60	73
6.625%, 06/15/37	75	73
Verizon Wireless Capital 8.500%, 11/15/18	225	293
Waste Management 7.375%, 03/11/19	105	127
Westar Energy 6.000%, 07/01/14	70	79
Westpac Banking 2.250%, 11/19/12	175	176
Willis North America 6.200%, 03/28/17	100	104
Wisconsin Electric Power 6.250%, 12/01/15	245	289
Wyeth 5.500%, 02/01/14	635	713
Wynn Las Vegas 6.625%, 12/01/14	400	401
Xcel Energy 5.613%, 04/01/17	377	414
Total Corporate Bond (Cost $27,808)		29,702
U.S. Government Agency Obligations - 25.6%
FHLMC Gold
6.000%, 09/01/37	222	242
6.000%, 12/01/37	121	131
5.500%, 11/01/36	181	195
5.500%, 12/01/36	282	303
5.500%, 12/01/37	1,168	1,255
5.500%, 10/01/39	381	410
5.000%, 04/01/23	246	262
5.000%, 11/01/23	179	191
5.000%, 09/01/35	403	427
FNMA
6.500%, 09/01/36	533	587
6.000%, 11/01/36	137	149
6.000%, 04/01/39	459	499
5.500%, 12/01/35	364	391
5.500%, 01/01/36	306	330
5.500%, 02/01/36	203	219
5.500%, 04/01/36	66	71
5.500%, 11/01/36	321	345
5.500%, 11/01/36	1,091	1,173
5.500%, 12/01/36	552	593
5.500%, 08/01/37	283	305
5.500%, 03/01/38	336	362
5.500%, 06/01/38	411	442
5.500%, 12/01/38	526	566
5.125%, 01/02/14	235	258
5.000%, 12/01/23	164	175
5.000%, 03/01/24	243	260
5.000%, 03/01/36	328	348
5.000%, 03/01/38	1,105	1,171
5.000%, 04/01/38	81	86
5.000%, 05/01/38	619	656
5.000%, 05/01/38	1,032	1,094
4.500%, 04/01/24	286	302
GNMA
5.500%, 02/15/40	772	836
Total U.S. Government Agency Obligations (Cost $13,931)		14,634
U.S. Treasury Obligations - 14.2%
U.S. Treasury Bond 4.375%, 11/15/39	1,165	1,258
U.S. Treasury Note 3.500%, 05/15/20	2,500	2,616
2.125%, 05/31/15	2,985	3,036
1.375%, 02/15/12	1,225	1,242
Total U.S. Treasury Obligations (Cost $7,903)		8,152
Mortgage Related - 5.4%
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	485	495
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-PW13, Cl A4 5.540%, 09/11/41	635	662
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-PW14, Cl A4 5.201%, 12/11/38	290	297
Citigroup Commercial Mortgage Trust, CMBS, Ser 2004-C2, Cl A3 4.380%, 10/15/41	475	481
Citigroup/Deutsche Bank Commercial Mortgage Trust, CMBS, Ser 2007-CD5, Cl A4 (B) 5.886%, 11/15/44	420	426
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	150	153
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	258	263
Prime Mortgage Trust, CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	327	324
Total Mortgage Related (Cost $2,850)		3,101
Asset-Backed Securities - 0.8%
Automobile - 0.4%
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4 3.300%, 09/15/15	205	213
Total Automobile		213
Other - 0.4%
John Deere Owner Trust, Ser 2009-A, Cl A3 2.590%, 10/15/13	155	157
John Deere Owner Trust, Ser 2009-A, Cl A4 3.960%, 05/16/16	100	105
Total Other		262
Total Asset-Backed Securities (Cost $460)		475
Money Market Fund - 1.5%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	871,518	872
Total Money Market Fund (Cost $872)		872
Total Investments - 99.4% (Cost $53,824)†		56,936
Other Assets and Liabilities, Net - 0.6%		326
Total Net Assets - 100.0%		$57,262

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2010, the value of these securities amounted to $592 (000), representing 1.0% of the net assets of the Old Mutual Barrow Hanley Core Bond Fund.

(A) The rate reported represents the 7-day effective yield as of June 30, 2010.
(B) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LP - Limited Partnership
MTN - Medium Term Note
Ser - Series

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $53,824 (000), and the unrealized appreciation and depreciation were $3,177 (000) and $(65) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bond	$-	$29,702	$-	$29,702
U.S. Government Agency Obligations	-	14,634	-	14,634
Mortgage Related	-	3,101	-	3,101
U.S. Treasury Obligations	-	8,152	-	8,152
Asset-Backed Securities	-	475	-	475
Money Market Fund	872	-	-	872
Total Investments	$872	$56,064	$-	$56,936

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Cash Reserves Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Face Amount (000)	Value (000)
Commercial Paper (A) - 69.8%
Antalis 144A, 0.410%, 07/15/10	$500	$500
0.320%, 07/06/10	500	500
ANZ National Bank 144A, 0.440%, 09/24/10	1,000	999
Atlantic Asset Securitization 144A, 0.280%, 07/16/10	1,000	1,000
Bank of America 0.290%, 07/07/10	300	300
0.250%, 07/06/10	500	500
Barclays 0.370%, 07/26/10	1,000	1,000
BNP Paribas Finance 0.650%, 09/23/10	200	200
0.170%, 07/02/10	200	200
BNZ International Funding 144A, 0.460%, 07/27/10	1,000	999
BPCE 144A, 0.520%, 07/27/10	1,000	999
Cancara Asset Securitization 144A, 0.380%, 07/14/10	1,000	1,000
Chariot Funding 144A, 0.280%, 07/15/10	1,000	1,000
Charta 144A, 0.240%, 07/01/10	528	528
Commonwealth Bank of Australia 144A, 0.310%, 07/06/10	350	350
CRC Funding 144A, 0.350%, 07/08/10	1,000	1,000
Danske 144A, 0.340%, 07/07/10	500	500
0.270%, 07/15/10	500	500
Edison 144A, 0.350%, 07/29/10	500	500
Fairway Finance 144A, 0.470%, 09/08/10	500	499
Fortis Funding 144A, 0.260%, 07/06/10	500	500
Grampian Funding 144A, 0.470%, 08/05/10	500	500
0.320%, 07/21/10	500	500
HSBC Bank 0.280%, 07/08/10	300	300
JP Morgan Chase 0.400%, 09/21/10	291	291
0.200%, 07/02/10	396	396
KBC Finance 144A, 0.480%, 08/23/10	1,000	999
Nationwide 144A, 0.450%, 08/17/10	400	400
0.350%, 07/07/10	600	600
Nordea North America 0.260%, 07/14/10	500	500
Old Line Funding 144A, 0.340%, 07/07/10	1,000	1,000
Regency Markets No. 1 144A, 0.430%, 07/15/10	720	720
0.330%, 07/02/10	300	300
Royal Bank of Scotland 144A, 0.460%, 08/02/10	1,000	999
Royal Park Funding 144A, 0.570%, 09/28/10	1,000	998
Scaldis Capital 144A, 0.450%, 08/20/10	500	500
0.310%, 07/28/10	500	500
Sheffield 144A, 0.350%, 07/06/10	250	250
Societe Generale 0.320%, 07/20/10	500	500
Straight A Funding 144A, 0.250%, 07/01/10	1,000	1,000
Thames Asset Global 144A, 0.340%, 07/30/10	1,000	1,000
Versailles 144A, 0.400%, 07/06/10	1,000	1,000
Westpac Bank 144A, 0.250%, 07/06/10	1,000	1,000
Total Commercial Paper (Cost $27,827)		27,827
Certificates of Deposit - 13.9%
Bank of Nova Scotia 0.290%, 08/03/10	250	250
0.285%, 09/02/10	300	300
Calyon 0.380%, 07/09/10	400	400
Credit Agricole 0.330%, 09/01/10	300	300
Deutsche Bank 0.410%, 07/30/10	1,000	1,000
DNB Bank 0.260%, 07/19/10	300	300
Nordea Bank Finland 0.350%, 07/28/10	500	500
Rabobank 0.270%, 07/20/10	400	400
Royal Bank of Canada 0.229%, 02/24/11	300	300
Societe Generale 0.290%, 07/13/10	300	300
Svenska Handelsbanken 0.450%, 09/22/10	500	500
0.260%, 07/01/10	500	500
UBS 0.320%, 09/02/10	500	500
Total Certificates of Deposit (Cost $5,550)		5,550
U.S. Government Agency Obligations - 4.0%
FHLMC (A)
0.240%, 09/14/10	600	600
FNMA (A)
0.210%, 08/04/10	700	700
0.170%, 07/14/10	300	300
Total U.S. Government Agency Obligations (Cost $1,600)		1,600
Corporate Bond - 1.3%
Citigroup Funding, MTN, 0.438%, 07/30/10 (B)	520	520
Total Corporate Bond (Cost $520)		520
Repurchase Agreement - 10.8%
Bank of America Agency Backed 0.03%, dated 06/30/2010, to be repurchased on 07/01/2010, repurchase price $4,300,004 (collateralized by U.S. Government Obligation valued at $4,212,907, 5.000%, 11/20/2039, total market value $4,369,503)(C)	4,300	4,300
Total Repurchase Agreement (Cost $4,300)		4,300
Total Investments - 99.8% (Cost $39,797)†		39,797
Other Assets and Liabilities, Net - 0.2%		71
Total Net Assets - 100.0%		$39,868

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2010, the value of these securities amounted to $23,640 (000), representing 59.3% of the net assets of the Old Mutual Cash Reserves Fund.

(A) Discount Note - the rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2010.
(C) Tri-party repurchase agreement.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
MTN - Medium Term Note

Cost figures are shown with "000's" omitted.
† For federal tax purposes, the Fund's approximate tax cost basis is equal to book cost.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Commercial Paper	$-	$27,827	$-	$27,827
Certificates of Deposit	-	5,550	-	5,550
U.S. Government Agency Obligations	-	1,600	-	1,600
Corporate Bond	-	520	-	520
Repurchase Agreement	-	4,300	-	4,300
Total Investments	$-	$39,797	$-	$39,797

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Dwight High Yield Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bond - 89.9%
AK Steel 7.625%, 05/15/20	$150	$145
Alliance One International 144A, 10.000%, 07/15/16	300	305
Ally Financial 7.000%, 02/01/12	153	154
American Axle & Manufacturing Holdings 144A, 9.250%, 01/15/17	20	21
Appleton Papers 144A, 10.500%, 06/15/15	100	94
Aramark 3.844%, 02/01/15 (B)	173	159
Ashtead Holdings 144A, 8.625%, 08/01/15	130	129
Axtel SAB de CV 144A, 9.000%, 09/22/19	200	178
Bon-Ton Department Stores 10.250%, 03/15/14	104	102
Casella Waste Systems 11.000%, 07/15/14	300	324
CEVA Group 144A, 11.625%, 10/01/16	275	284
Chesapeake Energy 6.375%, 06/15/15	128	132
Citgo Petroleum 144A, 11.500%, 07/01/17	134	133
Clear Channel Worldwide Holdings 144A, 9.250%, 12/15/17	160	161
Cleaver-Brooks 144A, 12.250%, 05/01/16	114	111
CNH America 7.250%, 01/15/16	160	160
Con-way 7.250%, 01/15/18	66	72
6.700%, 05/01/34	275	275
Denbury Resources 7.500%, 12/15/15	200	202
DriveTime Automotive Group & DT Acceptance 144A, 12.625%, 06/15/17	120	120
E*Trade Financial 7.875%, 12/01/15	111	99
Equinox Holdings 144A, 9.500%, 02/01/16	110	109
Express Finance 144A, 8.750%, 03/01/18	104	106
Ford Motor Credit 7.000%, 04/15/15	175	173
Freedom Group 144A, 10.250%, 08/01/15	150	156
Geokinetics Holdings 144A, 9.750%, 12/15/14	100	85
Goodyear Tire & Rubber 10.500%, 05/15/16	250	272
Headwaters 11.375%, 11/01/14	200	202
Holly Energy Finance 144A, 8.250%, 03/15/18	110	111
Interface 11.375%, 11/01/13	125	140
Kansas City Southern 9.375%, 05/01/12	1	1
Kansas City Southern Railway 8.000%, 06/01/15	125	129
Kratos Defense & Security Solutions 144A, 10.000%, 06/01/17	100	101
Lamar Media 144A, 7.875%, 04/15/18	60	60
Manitowoc 9.500%, 02/15/18	225	225
Marfrig Overseas 144A, 9.500%, 05/04/20	125	123
Mashantucket Western Pequot Tribe 144A, 8.500%, 11/15/15 (D)	700	107
Maxim Crane Works LP 144A, 12.250%, 04/15/15	200	196
MGM Resorts International 6.625%, 07/15/15	80	63
5.875%, 02/27/14	90	71
Navistar International 8.250%, 11/01/21	110	112
NCL 11.750%, 11/15/16	200	209
New Communications Holdings 144A, 8.500%, 04/15/20	103	103
Omega Healthcare Investors 144A, 7.500%, 02/15/20	100	100
OSI Restaurant Partners 10.000%, 06/15/15	90	88
Overseas Shipholding Group 8.125%, 03/30/18	122	120
PE Paper Escrow 144A, 12.000%, 08/01/14	150	165
Phillips-Van Heusen 7.375%, 05/15/20	200	202
RDS Ultra-Deepwater 144A, 11.875%, 03/15/17	200	188
SLM, MTN, 8.000%, 03/25/20	15	13
Southern States Cooperative 144A, 11.250%, 05/15/15	100	96
Steel Dynamics 6.750%, 04/01/15	150	151
Syniverse Technologies 7.750%, 08/15/13	275	268
Terex 10.875%, 06/01/16	250	269
Tops Markets 144A, 10.125%, 10/15/15	35	36
Toys R US 7.875%, 04/15/13	80	80
United Airlines 12.750%, 07/15/12	205	221
United Maritime Group Finance 144A, 11.750%, 06/15/15	150	142
Valassis Communications 8.250%, 03/01/15	45	46
Western Express 144A, 12.500%, 04/15/15	200	182
Xerox Capital Trust I 8.000%, 02/01/27	100	101
Total Corporate Bond (Cost $8,845)		8,682
Asset-Backed Securities - 0.5%
Home Equity - 0.2%
Residential Funding Mortgage Securities II, Ser 2006-HSA2, Cl AI2 (C) 5.496%, 03/25/36	23	21
Total Home Equity		21
Other - 0.3%
Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2 (B) 2.822%, 03/26/33	245	30
Total Other		30
Total Asset-Backed Securities (Cost $262)		51
Term Loan - 2.0%
Roundy's Supermarket 34.000%, 04/16/16	200	198
Total Term Loan (Cost $196)		198
Money Market Fund - 0.3%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	25,814	26
Total Money Market Fund (Cost $26)		26
Total Investments - 92.7% (Cost $9,329)†		8,957
Other Assets and Liabilities, Net - 7.3%		704
Total Net Assets - 100.0%		$9,661

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2010, the value of these securities amounted to $3,702 (000), representing 38.3% of the net assets of the Old Mutual Dwight High Yield Fund.

(A) - The rate reported represents the 7-day effective yield as of June 30, 2010.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2010
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(D) Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

Cl - Class
MTN - Medium Term Note
Ser - Series

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $9,329 (000), and the unrealized appreciation and depreciation were $413 (000) and $(785) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bond	$-	$8,682	$-	$8,682
Asset-Backed Securities	-	51	-	51
Term Loan	-	198	-	198
Money Market Fund	26	-	-	26
Total Investments	$26	$8,931	$-	$8,957

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Dwight Intermediate Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bond - 27.9%
Abbott Laboratories 4.125%, 05/27/20	$193	$202
America Movil SAB de CV 144A, 5.000%, 03/30/20	280	289
3.625%, 03/30/15	250	256
American Axle & Manufacturing Holdings 144A, 9.250%, 01/15/17	160	165
Appleton Papers 144A, 10.500%, 06/15/15	260	246
ArcelorMittal 9.000%, 02/15/15	532	626
Ashtead Capital 144A, 9.000%, 08/15/16	258	253
Ashtead Holdings 144A, 8.625%, 08/01/15	44	44
AT&T 5.800%, 02/15/19	52	59
Axtel SAB de CV 144A, 9.000%, 09/22/19	210	187
Bank of America 5.650%, 05/01/18	440	451
Canadian Imperial Bank of Commerce 144A, 2.000%, 02/04/13	565	571
Case New Holland 7.125%, 03/01/14	25	26
Caterpillar Financial Services, MTN, 2.750%, 06/24/15	226	228
Citigroup 5.850%, 07/02/13	400	419
Cleaver-Brooks 144A, 12.250%, 05/01/16	72	70
CNH America 7.250%, 01/15/16	210	211
Comcast 5.150%, 03/01/20	439	460
Con-way 7.250%, 01/15/18	25	27
6.700%, 05/01/34	182	182
Covidien International Finance 2.800%, 06/15/15	201	203
Credit Suisse AG 5.400%, 01/14/20	117	116
Denbury Resources 9.750%, 03/01/16	186	201
Diamond Offshore Drilling 5.875%, 05/01/19	168	174
Discover Bank 7.000%, 04/15/20	297	300
Embarq 7.082%, 06/01/16	560	597
Enterprise Products Operating 9.750%, 01/31/14	154	186
Equinox Holdings 144A, 9.500%, 02/01/16	190	188
ERAC USA Finance 144A, 5.250%, 10/01/20	162	164
Exelon 4.900%, 06/15/15	300	320
Fiserv 6.800%, 11/20/17	524	576
Ford Motor Credit 7.500%, 08/01/12	49	50
7.000%, 04/15/15	200	198
Freeport-McMoRan Copper & Gold 8.375%, 04/01/17	109	120
Frontier Communications 8.125%, 10/01/18	57	57
General Electric Capital 2.800%, 01/08/13	700	708
General Electric Capital, MTN, 5.720%, 08/22/11	305	310
Genworth Financial 7.700%, 06/15/20	202	202
Geokinetics Holdings 144A, 9.750%, 12/15/14	209	179
Goldman Sachs Group 5.950%, 01/18/18	265	275
Goodyear Tire & Rubber 10.500%, 05/15/16	405	440
Headwaters 11.375%, 11/01/14	342	345
Hutchison Whampoa International 144A, 5.750%, 09/11/19	142	151
Ingersoll-Rand Global Holding 9.500%, 04/15/14	95	118
Interface 11.375%, 11/01/13	190	213
International Game Technology 5.500%, 06/15/20	70	72
Johnson Controls 5.000%, 03/30/20	132	139
JPMorgan Chase 6.300%, 04/23/19	445	503
Kraft Foods 5.375%, 02/10/20	251	269
Kratos Defense & Security Solutions 144A, 10.000%, 06/01/17	64	65
Landry's Restaurants 11.625%, 12/01/15	250	259
Life Technologies 4.400%, 03/01/15	290	300
Ltd Brands 8.500%, 06/15/19	220	237
Macy's Retail Holdings 5.350%, 03/15/12	46	47
Manufacturers & Traders Trust 6.625%, 12/04/17	225	249
Morgan Stanley 4.200%, 11/20/14	231	228
National Semiconductor 3.950%, 04/15/15	290	294
Navistar International 8.250%, 11/01/21	233	236
NCL 11.750%, 11/15/16	195	204
Nevada Power 7.125%, 03/15/19	206	244
Nexen 6.200%, 07/30/19	215	241
Overseas Shipholding Group 8.125%, 03/30/18	333	327
Philip Morris International 5.650%, 05/16/18	413	452
PNC Bank NA 6.000%, 12/07/17	565	616
Protective Life 7.375%, 10/15/19	400	434
Qwest Communications International 144A, 8.000%, 10/01/15	172	177
Regions Bank 7.500%, 05/15/18	250	254
Republic Services 144A, 5.250%, 11/15/21	247	260
Royal Caribbean Cruises 7.000%, 06/15/13	18	18
6.875%, 12/01/13	123	120
Sempra Energy 6.500%, 06/01/16	145	166
Simon Property Group LP 5.650%, 02/01/20	468	496
SLM, MTN, 8.000%, 03/25/20	152	133
Southern Copper 5.375%, 04/16/20	326	327
Steel Dynamics 6.750%, 04/01/15	272	273
Suncor Energy 6.100%, 06/01/18	181	204
SunTrust Bank 7.250%, 03/15/18	548	600
Teck Resources 10.750%, 05/15/19	117	143
10.250%, 05/15/16	25	30
9.750%, 05/15/14	50	59
Tengizchevroil Finance SARL 144A, 6.124%, 11/15/14	354	364
Terex 10.875%, 06/01/16	284	306
Teva Pharmaceutical Finance 3.000%, 06/15/15	275	280
Tyco International Finance 3.375%, 10/15/15	418	431
UBS AG, MTN, 2.750%, 01/08/13	411	414
United Airlines 12.750%, 07/15/12	415	447
United Maritime Group Finance 144A, 11.750%, 06/15/15	316	299
Vale Overseas 6.250%, 01/11/16	355	389
Verizon Wireless Capital 5.550%, 02/01/14	1	1
Wells Fargo 4.375%, 01/31/13	407	430
Western Union 144A, 5.253%, 04/01/20	94	100
Williams Partners LP 144A, 3.800%, 02/15/15	455	458
Xcel Energy 5.613%, 04/01/17	293	321
Xerox 4.250%, 02/15/15	335	347
Xstrata Finance Canada 144A, 5.500%, 11/16/11	55	57
Total Corporate Bond (Cost $23,378)		24,683
U.S. Government Agency Obligations - 30.8%
FHLMC Gold
6.500%, 01/01/39	231	253
6.000%, 05/01/37 (G)	1,325	1,442
6.000%, 09/01/39	482	524
6.000%, 11/01/39	387	421
5.500%, 02/01/21	180	195
5.500%, 08/01/37	100	107
FHLMC Gold TBA
5.500%, 08/14/36	6,300	6,740
FNMA
6.500%, 11/01/36 (G)	573	629
6.000%, 02/01/23	45	49
6.000%, 03/01/34	263	290
6.000%, 08/01/34	257	282
6.000%, 06/01/36 (G)	1,700	1,854
6.000%, 11/01/36	69	75
6.000%, 02/01/37	86	94
6.000%, 09/01/37	89	96
6.000%, 04/01/39 (G)	2,419	2,633
5.958%, 10/01/36 (B)	27	30
5.000%, 06/01/23 (G)	1,010	1,079
5.000%, 08/01/24	1,277	1,369
4.500%, 08/01/24 (G)	1,286	1,359
FNMA TBA
5.000%, 07/18/21	100	107
5.000%, 10/01/39	1,900	1,996
GNMA
6.500%, 10/15/38	140	154
6.500%, 10/15/38	142	156
6.000%, 08/15/38	181	198
5.000%, 09/15/39	98	104
5.000%, 01/15/40	473	505
5.000%, 04/15/40	688	735
GNMA TBA
5.000%, 08/01/33	1,600	1,698
5.000%, 09/15/33	2,000	2,114
Total U.S. Government Agency Obligations (Cost $26,964)		27,288
Mortgage Related - 11.5%
Adjustable Rate Mortgage Trust, CMO, Ser 2004-4, Cl 3A1 (C) 3.116%, 03/25/35	10	9
Asset Securitization, CMBS, Ser 1997-D5, Cl A1D (G) 6.850%, 02/14/43	100	101
Banc of America Commercial Mortgage, CMBS, Ser 2001-1, Cl A2 6.503%, 04/15/36	363	371
Banc of America Commercial Mortgage, CMBS, Ser 2001-PB1, Cl A2 (G) 5.787%, 05/11/35	229	235
Banc of America Commercial Mortgage, CMBS, Ser 2004-5, Cl A4 (C) 4.936%, 11/10/41	746	788
Banc of America Commercial Mortgage, CMBS, Ser 2005-6, Cl A4 (C)(G) 5.178%, 09/10/47	1,000	1,071
Banc of America Commercial Mortgage, CMBS, Ser 2006-5, Cl A1 (G) 5.185%, 09/10/47	716	723
Commercial Mortgage Asset Trust, CMBS, Ser 1999-C1, Cl C (C) 7.350%, 01/17/32	424	470
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D (G) 7.270%, 01/17/35	120	123
DLJ Commercial Mortgage, CMBS, Ser 2000-CF1, Cl A4 (C)(G) 8.020%, 06/10/33	22	22
FHLMC Multifamily Structured Pass Through Certificates, CMO, K001, Cl A3 (C)(G) 5.469%, 01/25/12	16	16
GMAC Commercial Mortgage Securities, CMBS, Ser 2003-C2, Cl A1 (G) 4.576%, 05/10/40	635	661
GS Mortgage Securities II, CMBS, Ser 2004-GG2, Cl A4 4.964%, 08/10/38	555	574
GSR Mortgage Loan Trust, CMO, Ser 2005-5F, Cl 1A1 5.000%, 06/25/35	282	282
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2001-CIB2, Cl D (C)(G) 6.847%, 04/15/35	150	151
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2006-LDP9, Cl A3 5.336%, 05/15/47	185	183
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl AM (C) 5.263%, 11/15/40	500	461
Master Adjustable Rate Mortgages Trust, CMO, Ser 2004-13, Cl 3A6 (B) 2.959%, 11/21/34	603	602
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2006-4, Cl A1 (C)(G) 3.642%, 12/12/49	21	22
MLCC Mortgage Investors, CMO, Ser 2005-A, Cl A1 (B)(G) 0.577%, 03/25/30	13	11
Morgan Stanley Capital I, CMBS, Ser 2005-HQ7, Cl A1 (G) 3.864%, 11/14/42	6	6
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2001-TOP3, Cl A4 (G) 6.390%, 07/15/33	854	882
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2002-HQ, Cl A3 (G) 6.510%, 04/15/34	53	55
PNC Mortgage Acceptance, CMBS, Ser 2001-C1, Cl A2 (G) 6.360%, 03/12/34	651	665
Protective Finance 144A, CMBS, Ser 2007-PLA, Cl A1 (G) 5.325%, 03/14/38	523	539
RBSCF Trust 144A, CMBS, Ser 2010-MB1, Cl A2 3.686%, 04/15/24	531	543
TIAA Seasoned Commercial Mortgage Trust, CMBS, Ser 2007-C4, Cl A1 (C)(G) 5.668%, 08/15/39	534	548
Wachovia Bank Commercial Mortgage Trust, CMBS, Ser 2005-C20, Cl AMFX (C)(G) 5.179%, 07/15/42	80	78
Total Mortgage Related (Cost $10,012)		10,192
U.S. Treasury Obligations - 11.5%
U.S. Treasury Inflation-Indexed Bond 2.375%, 01/15/25 (F)	260	334
U.S. Treasury Inflation-Indexed Note 2.000%, 01/15/14 (F)	520	654
2.000%, 07/15/14 (F)	520	645
U.S. Treasury Note 3.500%, 05/15/20	652	682
3.250%, 03/31/17	136	143
3.125%, 04/30/17	405	423
2.125%, 05/31/15	1,022	1,040
1.750%, 04/15/13	144	147
1.375%, 03/15/13	2,184	2,212
1.000%, 04/30/12	3,600	3,627
0.625%, 06/30/12	263	263
Total U.S. Treasury Obligations (Cost $9,928)		10,170
Commercial Paper (E) - 11.2%
Atlantic Asset Securitization 0.340%, 07/14/10	1,800	1,800
Bank of America 0.350%, 07/14/10	1,100	1,100
Bank of Montreal 0.270%, 07/14/10	1,500	1,500
Fortis Funding 144A, 0.405%, 07/14/10	1,000	1,000
ING Funding 0.300%, 07/14/10	1,000	1,000
Old Line Funding 144A, 0.320%, 07/14/10	1,500	1,500
Skandinav Enskilda Bank 144A, 0.380%, 07/14/10	2,000	2,000
Total Commercial Paper (Cost $9,900)		9,900
Asset-Backed Securities - 8.5%
Automobile - 4.3%
Bank of America Auto Trust, Ser 2010-2, Cl A3 1.310%, 07/15/14	435	436
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3 1.510%, 01/15/14	1,000	1,006
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A3 (G) 2.790%, 01/15/13	1,010	1,028
Mercedes-Benz Auto Receivables Trust, Ser 2010-1, Cl A3 1.420%, 08/15/14	250	251
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A3 1.270%, 12/16/13	475	476
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A3 (G) 4.500%, 07/20/12	581	590
Total Automobile		3,787
Credit Card - 3.3%
American Express Credit Account Master Trust, Ser 2009-1, Cl A (B) 1.700%, 12/15/14	240	245
BA Credit Card Trust, Ser 2006-A16, Cl A16 (G) 4.720%, 05/15/13	629	641
BA Credit Card Trust, Ser 2010-A1, Cl A1 (B) 0.650%, 09/15/15	475	474
Capital One Multi-Asset Execution Trust, Ser 2007-A4, Cl A4 (B) 0.380%, 03/16/15	750	745
Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2 (G) 3.200%, 04/15/14	864	882
Total Credit Card		2,987
Home Equity - 0.2%
CIT Group Home Equity Loan Trust, Ser 2002-1, Cl AF5 (D)(G) 6.710%, 02/25/33	4	2
Equivantage Home Equity Loan Trust, Ser 1996-3, Cl A3 (G) 7.700%, 09/25/27	4	4
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1 (B)(G) 0.498%, 03/20/36	64	58
Residential Asset Securities, Ser 2001-KS3, Cl AI6 (C)(G) 5.960%, 09/25/31	18	17
Soundview Home Equity Loan Trust, Ser 2006-OPT3, Cl 2A2 (B)(G) 0.457%, 06/25/36	8	8
Terwin Mortgage Trust, Ser 2005-14HE, Cl AF2 (D)(G) 4.849%, 08/25/36	81	72
Total Home Equity		161
Other - 0.7%
Oil and Gas Royalty Trust 144A, Ser 2005-1A, Cl A (H) 5.090%, 07/28/12	84	86
Peco Energy Transition Trust, Ser 2001-A, Cl A1 6.520%, 12/31/10	231	233
TXU Electric Delivery Transition Bond, Ser 2004-1, Cl A2 (G) 4.810%, 11/17/14	322	338
Total Other		657
Total Asset-Backed Securities (Cost $7,543)		7,592
Municipal Bond - 1.3%
East Bay Municipal Utility District 5.874%, 06/01/40	400	432
New York City Municipal Water Finance Authority 6.011%, 06/15/42	230	244
State of Washington 5.140%, 08/01/40	260	257
Virginia Commonwealth Transportation Board 5.350%, 05/15/35	200	206
Total Municipal Bond (Cost $1,090)		1,139
Money Market Fund - 9.2%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	8,109,328	8,109
Total Money Market Fund (Cost $8,109)		8,109
Total Investments - 111.9% (Cost $96,924)†		99,073
Other Assets and Liabilities, Net - (11.9)%		(10,548)
Total Net Assets - 100.0%		$88,525

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2010, the value of these securities amounted to $10,211 (000), representing 11.5% of the net assets of the Old Mutual Dwight Intermediate Fixed Income Fund.

(A) The rate reported represents the 7-day effective yield as of June 30, 2010.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2010.
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(D) The rate shown reflects the coupon rate after the step date.
(E) Discount Note - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(F) Inflation-Indexed Bond/Note - The principal amount of this security is adjusted for inflation.
(G) All or a portion of this security is held as cover for TBAs.
(H) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. On June 30, 2010, the value of these securities amounted to $86 (000), representing 0.1% of the net assets of the Old Mutual Dwight Intermediate Fixed Income Fund.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LP - Limited Partnership
MTN - Medium Term Note
Ser - Series
TBA - Security traded under delayed delivery commitments settling after June 30, 2010. Income on this security will not be earned until the settlement date.

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $99,924 (000), and the unrealized appreciation and depreciation were $2,360 (000) and $(211) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bond	$-	$24,683	$-	$24,683
U.S. Government Agency Obligations	-	27,288	-	27,288
Mortgage Related	-	9,653	539	10,192
U.S. Treasury Obligations	-	10,170	-	10,170
Commercial Paper	-	9,900	-	9,900
Asset-Backed Securities	-	7,506	86	7,592
Municipal Bond	-	1,139	-	1,139
Money Market Fund	8,109	-	-	8,109
Total Investments	$8,109	$90,339	$625	$99,073

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Investments
Balance as of March 31, 2010	$1,767
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(9)
Accrued discounts/premiums	-
Net purchases (sales)	(1,133)
Transfers in and/or out of Level 3	-
Balance as of June 30, 2010	$625

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual Dwight Short Term Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (UNAUDITED)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bond - 32.1%
Alabama Power 4.850%, 12/15/12	$1,800	$1,950
Andrew W Mellon Foundation 3.950%, 08/01/14	2,500	2,675
Bank of America 5.375%, 09/11/12	1,350	1,410
Bank of Montreal 144A, 2.850%, 06/09/15	2,000	2,033
Bank One 7.875%, 08/01/10	3,000	3,013
Canadian Imperial Bank of Commerce 144A, 2.000%, 02/04/13	1,740	1,759
CDP Financial 144A, 3.000%, 11/25/14	3,500	3,532
Citigroup 2.875%, 12/09/11	1,100	1,134
Citigroup Funding 1.875%, 11/15/12	3,000	3,063
European Investment Bank 3.250%, 02/15/11	1,680	1,706
3.000%, 04/08/14	2,200	2,284
FIH Erhvervsbank A/S 144A, 0.645%, 09/29/10	2,500	2,500
Goldman Sachs Group 3.250%, 06/15/12	2,000	2,094
Hewlett-Packard 2.950%, 08/15/12	1,800	1,866
HSBC USA 3.125%, 12/16/11	2,438	2,525
International Bank for Reconstruction & Development 0.713%, 03/04/11 (B)	2,000	2,003
Kreditanstalt fuer Wiederaufbau 3.500%, 03/10/14	2,450	2,587
Kreditanstalt fuer Wiederaufbau, MTN, 0.811%, 03/02/11 (B)	2,000	2,001
Morgan Stanley 2.900%, 12/01/10	2,000	2,020
Pfizer 4.450%, 03/15/12	1,800	1,899
PNC Funding 2.300%, 06/22/12	1,500	1,545
Principal Life Income Funding Trusts 5.150%, 06/17/11	2,500	2,561
Regions Bank 3.250%, 12/09/11	2,124	2,201
Roche Holdings 144A, 4.500%, 03/01/12	1,800	1,895
US Central Federal Credit Union 1.900%, 10/19/12	3,300	3,368
WT Finance Aust Pty / Westfield Capital / WEA Finance 144A, 4.375%, 11/15/10	2,410	2,436
Yale University, MTN, 2.900%, 10/15/14	3,212	3,332
Total Corporate Bond (Cost $59,928)		61,392
Mortgage Related - 23.3%
Banc of America Commercial Mortgage, CMBS, Ser 2001-PB1, Cl A2 5.787%, 05/11/35	1,270	1,307
Banc of America Commercial Mortgage, CMBS, Ser 2004-4, Cl A3 4.128%, 07/10/42	420	420
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2000-WF2, Cl B (C) 7.460%, 10/15/32	1,500	1,503
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2001-TOP4, Cl A1 5.060%, 11/15/16	205	206
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2002-PBW1, Cl A1 (C) 3.970%, 11/11/35	195	198
Commercial Mortgage Pass Through Certificates, CMBS, Ser 2005-LP5, Cl A2 4.630%, 05/10/43	246	247
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D 7.270%, 01/17/35	342	351
Fannie Mae REMICS, CMO, Ser 2003-92, Cl JW 5.000%, 07/25/28	2,397	2,483
Fannie Mae REMICS, CMO, Ser 2006-63, Cl QB 5.500%, 09/25/27	485	494
Fannie Mae REMICS, CMO, Ser 2007-79, Cl MA 5.500%, 12/25/28	1,409	1,451
FDIC Structured Sale Guaranteed Notes 144A, CMO, Ser 2010-S1, Cl 2A 3.250%, 04/25/38	1,981	2,011
Freddie Mac Reference REMIC, CMO, Ser R007, Cl AC 5.875%, 05/15/16	1,766	1,794
Freddie Mac REMICS, CMO, Ser 2592, Cl PE (F) 5.000%, 01/15/17	1,032	1,064
Freddie Mac REMICS, CMO, Ser 2623, Cl AJ (F) 4.500%, 07/15/16	1,807	1,846
Freddie Mac REMICS, CMO, Ser 2868, Cl BE 4.250%, 08/15/24	1,124	1,155
Freddie Mac REMICS, CMO, Ser 2890, Cl QA 5.000%, 01/15/18	563	576
Freddie Mac REMICS, CMO, Ser 2916, Cl YE 5.000%, 11/15/26	1,092	1,120
Freddie Mac REMICS, CMO, Ser 2989, Cl TE 5.000%, 12/15/22	1,099	1,122
Freddie Mac REMICS, CMO, Ser 3176, Cl HL 5.000%, 02/15/28	1,299	1,308
Freddie Mac REMICS, CMO, Ser 3316, Cl EA 5.500%, 10/15/29	2,388	2,426
Freddie Mac REMICS, CMO, Ser 3405, Cl PA 5.000%, 10/15/31	1,560	1,606
GE Capital Commercial Mortgage, CMBS, Ser 2001-2, Cl A4 6.290%, 08/11/33	1,935	1,996
Greenwich Capital Commercial Funding, CMBS, Ser 2005-GG3, Cl A2 4.305%, 08/10/42	1,473	1,488
GSR Mortgage Loan Trust, CMO, Ser 2005-AR3, Cl 3A2 (C)(H) 2.889%, 05/25/35	1,214	345
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2003-CB6, Cl A1 4.393%, 07/12/37	1,784	1,839
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2004-PNC1, Cl A2 4.555%, 06/12/41	608	614
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	629	642
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2006-CB14, Cl A1 3.845%, 12/12/44	6	6
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2007-CB19, Cl A1 5.538%, 02/12/49	1,701	1,736
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2003-C8, Cl A2 4.207%, 11/15/27	279	279
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl A2 5.103%, 11/15/30	3,494	3,512
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2006-2, Cl A1 (C) 5.773%, 06/12/46	293	295
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2007-9, Cl A1 4.277%, 09/12/49	954	962
MLCC Mortgage Investors, CMO, Ser 2004-1, Cl 1A (C)(F) 2.553%, 12/25/34	942	860
Protective Finance 144A, CMBS, Ser 2007-PLA, Cl A1 5.325%, 03/14/38	587	605
Prudential Commercial Mortgage Trust, CMBS, Ser 2003-PWR1, Cl A1 3.669%, 02/11/36	510	513
Sequoia Mortgage Trust, CMO, Ser 2004-12, Cl A1 (B)(F) 0.618%, 01/20/35	921	768
Structured Asset Securities, CMO, Ser 2002-21A, Cl 4A1 (C) 2.702%, 11/25/32	1,664	1,454
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2002-18, Cl 2A4 (F) 6.000%, 12/25/32	208	209
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2005-AR3, Cl 2A1 (C)(F) 2.969%, 03/25/35	1,884	1,723
Total Mortgage Related (Cost $45,635)		44,534
U.S. Government Agency Obligations - 16.8%
FHLB
1.750%, 08/22/12	2,500	2,549
FHLMC
2.125%, 03/23/12 (F)	2,000	2,049
1.750%, 06/15/12	1,800	1,835
1.600%, 10/15/12	2,000	2,006
0.550%, 03/09/12 (D)	3,200	3,200
FHLMC TBA
5.500%, 08/14/36	550	588
FNMA
5.500%, 03/15/11 (F)	2,400	2,486
5.500%, 08/01/22	3,757	4,064
1.500%, 06/01/12	2,000	2,003
1.520%, 01/27/12	1,415	1,416
FNMA TBA
5.000%, 07/18/21	5,200	5,548
GNMA
5.000%, 09/15/39	4,131	4,412
Total U.S. Government Agency Obligations (Cost $31,628)		32,156
U.S. Treasury Obligations - 12.6%
U.S. Treasury Inflation-Indexed Note 3.500%, 01/15/11 (E)	2,200	2,802
2.375%, 04/15/11 (E)	3,300	3,685
U.S. Treasury Note 2.125%, 05/31/15	6,880	6,998
1.375%, 02/15/13	6,000	6,079
1.125%, 12/15/12	1,280	1,290
1.000%, 03/31/12	494	498
0.875%, 01/31/12	2,699	2,713
Total U.S. Treasury Obligations (Cost $23,791)		24,065
Asset-Backed Securities - 11.6%
Automobile - 6.9%
Ally Auto Receivables Trust, Ser 2010-1, Cl A3 1.450%, 05/15/14	433	435
Ally Auto Receivables Trust, Ser 2010-2, Cl A3 1.380%, 07/15/14	1,000	1,002
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A3 3.040%, 10/15/13	2,820	2,884
BMW Vehicle Owner Trust, Ser 2010-A, Cl A3 1.390%, 04/25/14	1,000	1,006
Ford Credit Auto Owner Trust, Ser 2008-B, Cl A3A 4.280%, 05/15/12	1,350	1,369
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3 1.510%, 01/15/14	3,425	3,445
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3 1.320%, 06/15/14	1,500	1,507
Mercedes-Benz Auto Receivables Trust, Ser 2010-1, Cl A3 1.420%, 08/15/14	500	503
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A3 1.270%, 12/16/13	1,000	1,003
Total Automobile		13,154
Credit Card - 3.0%
American Express Credit Account Master Trust, Ser 2009-1, Cl A (B) 1.700%, 12/15/14	1,500	1,530
BA Credit Card Trust, Ser 2010-A1, Cl A1 (B) 0.650%, 09/15/15	1,000	997
Cabela's Master Credit Card Trust 144A, Ser 2009-1A, Cl A (B) 2.350%, 03/16/15	1,500	1,527
Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2 3.200%, 04/15/14	1,581	1,614
Total Credit Card		5,668
Other - 1.7%
Entergy Gulf States Reconstruction Funding, Ser 2007-A, Cl A1 5.510%, 10/01/13	2,170	2,290
Fannie Mae Whole Loan, Ser 2001-W4, Cl AF5 (D)(F) 6.114%, 02/25/32	142	140
Oil and Gas Royalty Trust 144A, Ser 2005-1A, Cl A (H) 5.090%, 07/28/12	806	828
Total Other		3,258
Total Asset-Backed Securities (Cost $21,869)		22,080
Commercial Paper (G) - 3.1%
Bank of America 0.350%, 07/14/10	736	736
Fortis Funding 144A, 0.405%, 07/14/10	2,000	2,000
ING Funding 0.300%, 07/14/10	2,000	2,000
Sumimoto Mitsui Banking 0.390%, 07/14/10	1,200	1,200
Total Commercial Paper (Cost $5,936)		5,936
Money Market Fund - 3.5%
Dreyfus Cash Management Fund, Institutional Class, 0.142% (A)	6,728,105	6,728
Total Money Market Fund (Cost $6,728)		6,728
Total Investments - 103.0% (Cost $195,515)†		196,891
Other Assets and Liabilities, Net - (3.0)%		(5,778)
Total Net Assets - 100.0%		$191,113

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2010, the value of these securities amounted to $21,126 (000), representing 11.1% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.

(A) The rate reported represents the 7-day effective yield as of June 30, 2010.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2010.
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(D) The rate shown reflects the coupon rate after the step date.
(E) Inflation-Indexed Note - The principal amount of this security is adjusted for inflation.
(F) All or a portion of this security is held as cover for TBAs.
(G) Discount Note - the rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(H) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. On June 30, 2010, the value of these securities amounted to $1,173 (000), representing 0.6% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
REMICs - Real Estate Mortgage Investment Conduits
Ser - Series
TBA - Security traded under delayed delivery commitments settling after June 30, 2010. Income on this security will not be earned until the settlement date.

† At June 30, 2010, the approximate tax basis cost of the Fund’s investments was $195,515 (000), and the unrealized appreciation and depreciation were $3,077 (000) and $(1,701) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bond	$-	$61,392	$-	$61,392
Mortgage Related	-	43,929	605	44,534
U.S. Government Agency Obligations	-	32,156	-	32,156
U.S. Treasury Obligations	-	24,065	-	24,065
Asset-Backed Securities	-	21,252	828	22,080
Commercial Paper	-	5,936	-	5,936
Money Market Fund	6,728	-	-	6,728
Total Investments	$6,728	$188,730	$1,433	$196,891

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Investments
Balance as of March 31, 2010	$4,158
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(19)
Accrued discounts/premiums	-
Net purchases (sales)	(249)
Transfers in and/or out of Level 3	(2,457)
Balance as of June 30, 2010	$1,433

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds II (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended June 30, 2010, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS II

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	August 20, 2010

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	August 20, 2010